As filed with the Securities and Exchange Commission on February 28, 1996.

                                                     File Nos.
                                                      33-44132
                                                      811-6481


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post Effective Amendment No.  8                          (x)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   10                                       (x)

                     FRANKLIN MUNICIPAL SECURITIES TRUST
              (Exact Name of Registrant as Specified in Charter)

                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
             (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code (415) 312-2000

       Harmon E. Burns, 777 Mariners Island Blvd., San Mateo, CA 94404
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
  { } immediately upon filing pursuant to paragraph (b)
  { } on (Date) pursuant to paragraph (b)
  {X} 60 days after filing pursuant to paragraph (a)(i)
  { } on (Date) pursuant to paragraph (a)(ii)
  { } on (Date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box
  { } This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   Declaration Pursuant to Rule 24f-2. The issuer has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section 24(f)(2) under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuer's most recent fiscal year was filed on July 27, 1995.


                     FRANKLIN MUNICIPAL SECURITIES TRUST
                            CROSS REFERENCE SHEET
                                  FORM N-1A

                  Part A: Information Required in Prospectus
               (Franklin California High Yield Municipal Fund)


N-1A                                 Location in
Item No.    Item                     Registration Statement

1.             Cover Page                   Cover Page

2.             Synopsis                     Expense Table

3.             Condensed Financial          "Financial Highlights - How Has the
               Information                  Fund Performed?"; "How Does the
                                            Fund Measure Performance?"

4.             General Description of       "What is Franklin California High
               Registrant                   Yield Municipal Fund?"; "How Does
                                            the Fund Invest Its Assets?";
                                            "General Information"

5.             Management of the Fund       "Who Manages the Fund"


5A.            Management's Discussion of   Contained in Registrant's Annual
               Fund Performance             Report to Shareholders

6.             Capital Stock and Other      "What Distributions Might I Receive
               Securities                   from the Fund?"; "How Taxation
                                            Affects You and the Fund?";
                                            "General Information"

7.             Purchase of Securities       "Who Manages the Fund?"; "How Do I
               Being Offered                Buy Shares?"; "How Are Fund Shares
                                            Valued?"

8.             Redemption or Repurchase     "What If My Investment Outlook
                                            Changes?"; "Exchange Privilege";
                                            "How Do I Sell?"; "Telephone
                                            Transactions"

9.             Pending Legal Proceedings    Not Applicable


                     FRANKLIN MUNICIPAL SECURITIES TRUST
                            CROSS REFERENCE SHEET
                                  FORM N-1A

                       Part B: Information Required in
                     Statement of Additional Information

10.            Cover Page                   "Cover Page"

11.            Table of Contents            "Contents"

12.            General Information and      "Miscellaneous
               History                      Information"

13.            Investment Objectives and    "Each Fund's Investment Objectives
               Policies                     and Policies"; "Description of
                                            Municipal and Other Securities";
                                            "Investment Restrictions",

14.            Management of the            "Officers and Trustees"
               Registrant

15.            Control Persons and          "Officers and Trustees";
               Principal Holders of         "Miscellaneous Information"
               Securities

16.            Investment Advisory and      "Investment Advisory and Other
               Other Services               Services"

17.            Brokerage Allocation and     "How Do the Funds Purchase
               Other Practices              Securities for Their Portfolios?"

18.            Capital Stock and Other      "Miscellaneous
               Securities                   Information"

19.            Purchase, Redemption and     "How Do I Buy and Sell Shares?";
               Pricing of Securities        "Additional Information"; "How Are
               Being Offered                Fund Shares Valued?"; "Financial
                                            Statements"

20.            Tax Status                   "Additional Information Regarding
                                            Taxation";

21.            Underwriters                 "The Trust's Underwriter"

22.            Calculation of Performance   "General Information"
               Data


Franklin
California High Yield
Municipal Fund

Franklin Municipal Securities Trust


PROSPECTUS    October 1, 1995, as amended April [], 1996


777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777  1-800/DIAL BEN


Franklin California High Yield Municipal Fund (the "Fund"), a separate non-diversified series of Franklin Municipal Securities Trust( the "Trust"), seeks to provide investors with a high current yield exempt from federal and California personal income taxes by investing in lower-rated or unrated municipal securities. As a secondary objective, the Fund will seek capital appreciation to the extent that this is possible and is consistent with its principal investment objective.


The Fund invests primarily in municipal securities issued by California and its political subdivisions, agencies and instrumentalities which pay interest exempt, in the opinion of counsel, from California state and regular federal income taxes.
Although exempt from regular federal and state personal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal income tax law and subject to the federal alternative minimum tax. It is possible that the Fund's investments could consist entirely of bonds subject to the federal alternative minimum tax.


The Fund may invest up to 100% of its portfolio in non-investment grade bond, commonly known as "junk bonds," which entail default and other risks greater than those associated with higher rated securities. You should carefully assess the risks associated with an investment in the Fund in light of the securities in which the Fund invests. See "What Are the Fund's Potential Risks? - High Yielding, Fixed-Income Securities."


This Prospectus is intended to set forth in a clear and concise manner information about the Fund that a prospective investor should know before investing. After reading the Prospectus, it should be retained for future reference; it contains information about the purchase and sale of shares and other items which a prospective investor will find useful to have.


This Prospectus is intended to set forth in a clear and concise manner information about the Fund that you should know before investing. After reading the Prospectus, you should retain it for future reference; it contains information about the purchase and sale of shares and other items which you will find useful.

An SAI concerning the Fund, dated October 1, 1995, as amended May 1, 1996 and as may be further amended from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to you. It has been filed with the SEC and is incorporated herein by reference. A copy is available without charge from the Fund or from Distributors, at the address or telephone number shown above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This Prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this Prospectus. Further information may be obtained from the underwriter.


The Fund offers two classes of shares: Franklin California High Yield Municipal Fund - Class I ("Class I") and Franklin California High Yield Municipal Fund - Class II ("Class II"). You can choose between Class I shares, which generally bear a higher front-end sales charge and lower ongoing Rule 12b-1 distribution fees ("Rule 12b-1 fees"), and Class II shares, which generally have a lower front-end sales charge and higher ongoing Rule 12b-1 fees. You should consider the differences between the two classes, including the impact of sales charges and Rule 12b-1 fees, in choosing the more suitable class given your anticipated investment amount and time horizon. See "How Do I Buy Shares? - Deciding Which Class to Buy."




Contents                                    Page

Expense Table

Financial Highlights - How Has the Fund Performed?

What is Franklin California High Yield Municipal Fund?

How Does the Fund Invest Its Assets?

What Are the Fund's Potential Risks?

How You Participate in the Results of the Fund's Activities

Who Manages the Fund?

What Distributions Might I Receive from the Fund?

How Taxation Affects You and the Fund

How Do I Buy Shares?

What Programs and Privileges Are Available to Me as a Shareholder?

What If My Investment Outlook Changes? - Exchange Privilege

How Do I Sell Shares?

Telephone Transactions

How Are Fund Shares Valued?

How Do I Get More Information About My Investment?

How Does the Fund Measure Performance?

General Information

Registering Your Account

Important Notice Regarding Taxpayer IRS Certifications

Useful Terms and Definitions

Appendix - Description of Municipal
  Securities Ratings

Expense Table

The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly in connection with an investment in the Fund. The figures for both classes are based on the aggregate operating expenses of the Class I shares, before fee waivers and expense reductions, for the fiscal year ended May 31, 1995.

                                                 Class I            Class II
Shareholder Transaction Expenses
Maximum Sales Charge Imposed on
Purchases (as a percentage of offering
price)                                                4.25%              1.00%+
Deferred Sales Charge                                None++            1.00%+++

Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees                                       0.62%*             0.62%*
Rule 12b-1 Fees                                      0.09%**            0.65%**
Other Expenses:
   Reports to Shareholders              0.04%                0.04%
   Professional Fees                    0.04%                0.04%
   Other                                0.09%                0.09%
                                        -----                -----
Total Other Expenses                                   0.17%              0.17%
                                                       -----              -----
Total Fund Operating Expenses                       0.88%**            1.44%**
                                                    ========           =======

+Although Class II has a lower front-end sales charge than Class I, over time the higher Rule 12b-1 fees for Class II may cause you to pay more for Class II shares than for Class I shares. Given the maximum front-end sales charge and the rate of Rule 12b-1 fees of each class, it is estimated that this will take less than six years if you maintain total shares valued at less than $100,000 in the Franklin Templeton Funds. If your investments in the Franklin Templeton Funds are valued at $100,000 or more, you will reach the crossover point more quickly.
++Class I investments of $1 million or more are not subject to a front-end sales charge; however, a contingent deferred sales charge of 1% is generally imposed on certain redemptions within a "contingency period" of 12 months of the calendar month of such investments. See "How Do I Sell Shares? - Contingent Deferred Sales Charge."
+++Class II shares redeemed within a "contingency period" of 18 months of the calendar month of such investments are subject to a 1% contingent deferred sales charge. See "How Do I Sell Shares? - Contingent Deferred Sales Charge."
 *The Manager has agreed in advance to waive all of its management fee and to make certain payments to reduce expenses of the Fund. With this reduction, the Fund did not pay a management fee. Total operating expenses for the year ended May 31, 1995, for Class I shares represented 0.20% of the average net assets of the class.
**The maximum amount of Rule 12b-1 fees allowed pursuant to the Class I distribution plan is 0.15%. See "Who Manages the Fund? - Plans of Distribution." Consistent with National Association of Securities Dealers, Inc.'s rules, it is possible that the combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.
You should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an investment in the Fund. Rather, the table has been provided only to assist you in gaining a more complete understanding of fees, charges and expenses. For a more detailed discussion of these matters, you should refer to the appropriate sections of this Prospectus.


Example


As required by SEC regulations, the following example illustrates the expenses, including the maximum front-end sales charge and applicable contingent deferred sales charge, that apply to a $1,000 investment in the Fund over various time periods assuming (1) a 5% annual rate of return and
(2) redemption at the end of each time period.

                One Year        Three Years    Five Years      Ten Years
Class I         $51*            $69            $89             $146
Class II        $34             $55            $88             $181
*Assumes that a contingent deferred sales charge will not apply to Class I shares.

You would incur the following expenses on the same investment in Class II shares, assuming no redemption.

                One Year        Three Years    Five Years      Ten Years
Class II        $25             $55            $88             $181

This example is based on the aggregate annual operating expenses, before fee waivers and expense reductions, shown above and should not be considered a representation of past or future expenses, which may be more or less than those shown. The operating expenses are borne by the Fund and only indirectly by you as a result of your investment in the Fund. In addition, federal securities regulations require the example to assume an annual return of 5%, but the Fund's actual return may be more or less than 5%.


Financial Highlights


Set forth below is a table containing the financial highlights for a Class I share of the Fund from the effective date of the Fund's registration statement, as indicated below, through the period ended November 30, 1995. The information for each of the fiscal years in the period ended May 31, 1995 has been audited by Coopers & Lybrand L.L.P., independent auditors, whose audit report appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended May 31, 1995. The remaining figures are not audited. See the discussion "Reports to Shareholders" under "General Information."

                           Net        Total     Distri-Distributions
       Net Asset  Net  Realized &     From      butions   From           Net Asset         Net Assets Ratio of
Period   Value   Invest-Unrealized    Invest-   From Net Realized Total   Value            at End     Expenses  Net Income Portfolio
Ended  Beginning ment  Gain (Loss)    ment    Investment Capital Distri- at End   Total  of Period  to Average to Average  Turnover
May 31 of Period Income on SecuritiesOperations Income   Gain    bution  of PeriodReturn+(in 000's) Net Assets Net Assets   Rate
------------------------------------------------------------------------------------------------------------------------------------
19931    $10.00 $  .03   $(.060)     $(.030)    $--      $--       $--     $9.97   (3.60)%*  $ 2,245      --%      3.85%*     8.89%
1994       9.97    .53    (.199)       .331    (.558)   (.013)    (.571)    9.73    3.22      31,938      .07      6.14      40.74
1995       9.73    .66     .176        .836    (.636)     --      (.636)    9.93    9.08      51,102      .20      6.89      57.06
19952      9.93    .328    .150        .478    (.328)     --      (.328)   10.08    4.93      72,982      .35*     6.77*      7.62


1For the period May 3, 1993 (effective date of registration) to May 31, 1993. 2For the six months ended November 30, 1995.
+Total return measures the change in value of an investment over the periods indicated. It does not include the front-end sales sales charge and assumes reinvestment of dividends and capital gains at net asset value.
*Annualized.
**During the period indicated, Advisers, agreed in advance to waive its management fees and to pay certain other expenses. Had such action not been taken, the ratio of operating expenses to average net assets would have been as follows:

                          19931..............  1.42%*
                          1994...............   .87
                          1995...............   .88
                          19952..............   .83*


About the Trust


The Fund is a nondiversified, open-end management investment company commonly called a "mutual fund." The Trust was organized as a Delaware business trust and registered with the SEC under the 1940 Act. The Fund has two classes of shares of beneficial interest ("multiclass" structure) with a par value of $.01: Franklin California High Yield Municipal Fund - Class I and Franklin California High Yield Municipal Fund - Class II. All Fund shares outstanding before April[] 1996 have been redesignated as Class I shares and will retain their previous rights and privileges, except for legally required modifications to shareholder voting procedures, as discussed in "General Information - Organization and Voting Rights."


Investment Objectives
and Policies of the Fund


The Fund's principal and secondary investment objectives and other fundamental policies may not be changed unless approved by the holders of a majority of the outstanding shares of the Fund, as defined in the 1940 Act. The Fund seeks to provide investors with a high current yield exempt from federal and California state personal income taxes by investing in lower-rated or unrated municipal securities. As a secondary objective, the Fund will seek capital appreciation to the extent this is possible and is consistent with its principal investment objective. Because of the Fund's policy of seeking high current yield and its ability to invest in lower-grade debt securities including defaulted securities, a higher degree of risk accompanies an investment in the Fund's shares than is the case in a more conservative tax-free, income-type investment company. There, of course, can be no guarantee that the Fund's objectives will be achieved.


The Fund invests primarily in municipal securities issued by California and its political subdivisions, agencies and instrumentalities, and in any municipal obligations of non-state issuers which pay interest exempt from regular federal and California personal income taxes. Under normal market conditions, the Fund will invest at least 65% of its total assets in municipal securities which pay interest exempt from California personal income tax.

Under normal market conditions, the Fund attempts to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its net assets in municipal securities, the interest on which is exempt from regular federal income taxes. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations, such as "private activity bonds," and the dividends to be paid by the Fund therefrom, is deemed to be a preference item under the federal alternative minimum tax system and therefore subject to the federal alternative minimum tax. As a result, dividends that would otherwise be tax-exempt may not be completely tax-exempt to an investor who is subject to the federal alternative minimum tax, and, therefore, an investment in the Fund may not be appropriate for such an investor.

Thus, it is possible, although not anticipated, that up to 20% of the Fund's net assets could be in obligations subject to regular federal taxation and/or up to 35% of the Fund's total assets could be in municipal securities from other states. In addition, it is possible that the Fund's investments could consist entirely of bonds subject to the federal alternative minimum tax.

The interest on bonds issued to finance public purpose state and local government operations is generally tax-exempt for regular federal income tax purposes. Interest on certain "private activity bonds" (including those for housing and student loans) issued after August 7, 1986, while still tax-exempt, constitutes a preference item for taxpayers in determining the federal alternative minimum tax under the Internal Revenue Code of 1986, as amended (the "Code"), and under the income tax provisions of some states. This interest could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation. In addition, all distributions derived from interest exempt from regular federal income tax may subject a corporate shareholder to, or increase liability under, the federal alternative minimum tax because such distributions are included in the corporation's "adjusted current earnings." In states with a corporate franchise tax, distributions of the Fund may also be fully taxable to a corporate shareholder under the state franchise tax system.


Consistent with the Fund's investment objectives, the Fund may acquire such private activity bonds if, in the Manager's opinion, such bonds represent the most attractive investment opportunity then available to the Fund. As of May 31, 1995, the Fund had derived 7.62% of its income from bonds, the interest on which constitutes a preference item subject to the federal alternative minimum tax for certain investors.


In the event the rating on an issue held in the Fund's portfolio is changed by a nationally recognized statistical rating organization ("NRSRO"), such event will be considered by the Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security. A description of the ratings is contained in Appendix B of this Prospectus.


For temporary defensive purposes only, when the Manager believes that market conditions, such as rising interest rates or other adverse factors, would cause serious erosion of portfolio value, the Fund may invest (i) more than 20% of its assets (which could be up to 100%) in fixed-income obligations the interest on which is subject to regular federal income tax and (ii) more than 35% of the value of its total assets (which could be up to 100%) in instruments the interest on which is exempt from regular federal income taxes but not California personal income tax. Any such temporary taxable investments will be limited to obligations issued or guaranteed by the full faith and credit of the U.S. government, commercial paper rated P-1 by Moody's, A-1 by S&P, or F-1+ by Fitch, or obligations of domestic banks with assets of $1 billion or more.


The Fund may borrow from banks for temporary or emergency purposes up to 5% of its total assets and pledge up to 5% of its total assets in connection therewith. Consistent with procedures approved by the Board of Trustees, the Fund may also lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The Fund currently intends to limit its lending of securities to no more than 5% of its total assets.

Municipal Securities


The term "municipal securities," as used in this Prospectus, means obligations issued by or on behalf of California, obligations of non-state issuers, such as the territories and possessions of the U.S., any state, or the District of Columbia, and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income tax. A portion or all of the interest on such securities may be deemed to be preference items under the federal alternative minimum tax system and thus subject to the federal alternative minimum tax. An opinion as to the tax-exempt status of a municipal security generally is rendered to the issuer by the issuer's counsel at the time of issuance of the security.


Municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to provide funding for privately operated facilities. Further information on the maturity and funding classifications of municipal securities is included in the SAI.


The Fund has no restrictions on the maturities of municipal securities in which the Fund may invest. The Manager will consider the Fund's investment objective and current market conditions in determining which securities to buy or hold.


It is possible that the Fund from time to time will invest more than 25% of its assets in a particular segment of the municipal securities market, including, but not limited to, hospital revenue bonds, housing agency bonds, tax-exempt industrial development revenue bonds, transportation bonds, or pollution control revenue bonds. In such circumstances, economic, business, political, or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or declining markets or need for the projects) might also affect other bonds in the same segment, thereby potentially increasing market risk.

Yields on municipal securities vary, depending on a variety of factors, including the general condition of the financial markets and of the municipal securities market, the size of a particular offering, the maturity of the obligation and the credit rating of the issuer. Generally, municipal securities of longer maturities produce higher current yields than municipal securities with shorter maturities but are subject to greater price fluctuation due to changes in interest rates, tax laws and other general market factors. Lower-rated municipal securities generally produce a higher yield than higher-rated municipal securities due to the perception of a greater degree of risk as to the ability of the issuer to make timely payment of principal and interest on its obligations.

The Fund may invest in variable or floating rate demand notes ("VRDNs"). VRDNs are tax-exempt obligations which bear interest at rates that are not fixed, but that vary with changes in prevailing market rates on predesignated dates, and which carry a demand feature that permits the Fund to tender the obligation back to the issuer or a third party at par value plus accrued interest prior to maturity, according to the terms of the obligation, which amount may be more or less than the amount the Fund paid for such obligation. Frequently, VRDNs are secured by letters of credit or other credit support arrangements. Because of the demand feature, the prices of VRDNs may be higher and the yields lower than they otherwise would be for obligations without a demand feature. The Fund will limit its purchase of municipal securities that are floating rate and variable rate obligations to those meeting the quality standards set forth in this Prospectus.

The Fund may purchase and sell municipal securities on a "when-issued" and "delayed delivery" basis. These transactions are subject to market fluctuation and the value at delivery may be more or less than the purchase price. Although the Fund will generally purchase municipal securities on a when-issued basis with the intention of acquiring such securities, it may sell such securities before the settlement date if it is deemed advisable. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or high-grade marketable securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.

The Fund may also invest in municipal lease obligations, primarily through Certificates of Participation ("COPs"). COPs, which are widely used by state and local governments to finance the purchase of property, function much like installment purchase agreements. For example, COPs may be created when long-term lease revenue bonds are issued by a governmental corporation to pay for the acquisition of property or facilities which are then leased to a municipality. The payments made by the municipality under the lease are used to repay interest and principal on the bonds issued to purchase the property. Once these lease payments are completed, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

A feature which distinguishes COPs from municipal debt is that the lease which is the subject of the transaction must contain a "nonappropriation" or "abatement" clause. A nonappropriation clause provides that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if the municipality's appropriating body does not allocate the necessary funds. Local administrations, being faced with increasingly tight budgets, therefore have more discretion to curtail payments under COPs than they do to curtail payments on traditionally funded debt obligations. If the government lessee does not appropriate sufficient monies to make lease payments, the lessor or its agent is typically entitled to repossess the property. The private sector value of the property may be more or less than the amount the government lessee was paying.


The Board reviews the COPs held in the Fund's portfolio to assure that they constitute liquid investments based on various factors reviewed by the Manager and monitored by the Board. Such factors include (a) the credit quality of such securities and the extent to which they are rated or, if unrated, comply with existing criteria and procedures followed to ensure that they are of comparable quality to the rating required for the Fund's investment, including an assessment of the likelihood that the leases will not be canceled; (b) the size of the municipal securities market, both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal bonds of comparable credit rating or quality. While there is no limit as to the amount of assets which the Fund may invest in COPs, as of May 31, 1995, the Fund held 18.50% of its total net assets in COPS and other municipal leases.


The Fund may purchase and hold callable municipal bonds which contain a provision in the indenture permitting the issuer to redeem the bonds prior to their maturity dates at a specified price which typically reflects a premium over the bonds' original issue price. These bonds generally have call protection (that is, a period of time during which the bonds may not be called) which usually lasts for 5 to 10 years, after which time such bonds may be called away. An issuer may generally be expected to call its bonds, or a portion of them, during periods of declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If the purchase price of such bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the Fund, depending on the price at which such bonds were redeemed.


What are the Fund's Potential Risks?


While an investment in the Fund is not without risk, certain policies are followed in managing the Fund which may help to reduce such risk. There are two categories of risks to which the Fund is subject: credit risk and market risk. Credit risk is a function of the ability of an issuer of a municipal security to maintain timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price.


Market risk is the risk of price fluctuation of a municipal security caused by changes in general economic and interest rate conditions generally affecting the market as a whole. A municipal security's maturity length also affects its price. As with other debt instruments, the price of the debt securities in which the Fund invests are likely to decrease in times of rising interest rates. Conversely, when rates fall, the value of the Fund's debt investments may rise. Price changes of debt securities held by the Fund have a direct impact on the net asset value per share of the Fund securities, and there are certain specific factors and considerations concerning California which may affect the credit and market risk of the these municipal securities. Please see Risk Factors in California" below and in "Appendix B" in the SAI.


As a non-diversified Fund, there is no restriction under the 1940 Act on the percentage of assets that may be invested by the Fund at any time in the securities of any one issuer. However, the Fund intends to comply with the asset diversification, income, distribution and other requirements of the Code applicable to "regulated investment companies" so that it will not be subject to federal income tax and distributions to shareholders will be free from regular federal income tax to the extent that they are derived from municipal securities. Accordingly, the Fund will not purchase a security if, as a result, more than 25% of its total assets would be invested in the securities of a single issuer, or with respect to 50% of its total assets, more than 5% of such assets would be invested in the securities of a single issuer. To the extent the Fund is not fully diversified under the 1940 Act, it may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if the Fund were more broadly diversified.


The Fund seeks to provide California investors with a high current yield exempt from federal and California personal income taxes by investing primarily in lower-rated or unrated municipal securities. Higher yields are ordinarily available from securities in the lower-rated categories of the NRSRO. These ratings are Ba, B, Caa and Ca, by Moody's Investors Service ("Moody's"), BB, B, CCC and CC by Standard & Poor's Corporation ("S&P") or BB, B, CCC and CC by Fitch Investors Service, Inc. ("Fitch.") The Fund may also invest in securities which are not rated, provided that, in the opinion of the Manager, the securities are comparable in quality to those rated by an NRSRO. These ratings represent the opinions of the NRSROs with respect to the generally higher risk associated with the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality but will be considered in connection with the investment of the Fund's assets.Securities in these ratings categories are regarded, on balance, as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation. The Fund may invest in municipal securities regardless of their rating, including, from time to time, defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments or other advantageous developments appear likely, in the near term. The Fund will not invest more than 5% of its total assets (at the time of purchase) in defaulted securities. A purchase of a security which is in default carries a high degree of risk and may have the consequence that interest payments with respect to such security may be reduced, deferred, suspended, or canceled, causing the loss of the entire amount of the investment. See also the disclosure under "Risk Factors Relating to High Yielding, Fixed-Income Securities"below. While it is expected that the portfolio of the Fund will normally consist of lower-rated, higher yielding bonds, there may be instances when the portfolio will contain medium grade (BBB or Baa rated), lower yielding bonds because adequate quantities of attractive lower-rated bonds are not available at that time. In addition, there may be times when, due to unusual market conditions, or when the difference in yields on higher and lower-rated bonds is narrowed to the extent that higher risk is not justified by higher return, that the Fund may acquire higher-rated bonds for its portfolio. It is expected that the Fund's portfolio will generally consist of longer-term municipal securities as these normally return higher yields than short-term issues.

Risk Factors in California


The following information as to certain California risk factors is given to investors in view of the Fund's policy of investing primarily in California state and municipal issuers. The information is based primarily upon information derived from public documents relating to securities offerings of California state and municipal issuers, from independent municipal credit reports and historically reliable sources, but has not been independently verified by the Fund.

California constitutional and other laws affect the ability of California state and municipal issuers to obtain sufficient revenue to pay their bond obligations. In 1978, California voters approved an amendment to the California Constitution known as Proposition 13. Proposition 13 limits ad valorem taxes on real property and restricts the ability of taxing entities to increase real property taxes. Legislation passed subsequent to Proposition 13, however, provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state so as to help California municipal issuers to raise revenue to pay their bond obligations. It is unknown, however, whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation would provide sufficient revenue for such California issuers to pay their obligations. The state is also subject to another constitutional amendment,
Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriations limit imposed for each state and local government entity. If revenues exceed such appropriations limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

The past four years have challenged California's resiliency, as cyclical and structural problems have been addressed. The national recession severely affected California and its effects have lingered. The magnitude of California's military-industrial complex and effects of the recession has resulted in a loss of more than 700,000 jobs. Of the approximate 700,000 jobs lost, it is estimated that more than 240,000 have been restored. Base closures have likewise impacted state and local economies. California's social welfare and entitlement programs have strained finances as caseload growth has exceeded resource availability. The high priority of public safety has resulted in the enactment of strong crime legislation that is both capital and labor intensive. California has also been affected by natural catastrophes including earthquakes, wildfires, floods and droughts.

By the fall of 1993, it had become apparent the California economy had reached a trough and recovery was underway. During 1994 the state's economy paralleled the broad-based expansion occurring on the national level. California's economy continued to gain momentum through 1994 as revenue collections exceeded budget projections. The state's unemployment rate opened at 10.1 percent in 1994 and declined to 7.7 percent at calendar year-end. California's unemployment rate rose slightly in January 1995 to 8.2 percent, perhaps reflecting the effect of seven interest rate increases over the past year. The number of jobless in January 1995 was approximately 1.3 million, reflecting a decrease of 300,000 from the prior year.

In early July 1994, both S&P and Moody's lowered the general obligation bond ratings of the state of California from A+ to A and Aa to A1, respectively. These revisions reflected the state's heavy reliance on the short-term note market to finance its cash imbalance and the likelihood that this exposure will persist for at least another two years. For more information on these ratings revisions and the state's current budget, please refer to the Fund's SAI.

On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Orange County Funds") filed for protection under Chapter 9 of the federal Bankruptcy Code after reports that the Orange County Funds had suffered significant market losses in their investments, causing a liquidity crisis for the Orange County Funds and the County. More than 180 other public entities, most of which, but not all, are located in the County, were also depositors in the Orange County Funds. As of mid-January, 1995, following a restructuring of most of the Orange County Funds' assets to increase their liquidity and reduce their exposure to interest rate increases, the County estimated the Orange County Funds' loss at about $1.69 billion, or 22% of their initial deposits of approximately $7.5 billion. Following the bankruptcy filing many of the entities which deposited money in the Orange County Funds, including the County, faced cash flow difficulties because of the bankruptcy filing and would have been required to reduce programs or capital projects. On May 2, 1995, the bankruptcy court approved a settlement between the County and the Pool Participants which provides for Pool Participants to receive 100% of their investment balances. The settlement provides an initial cash distribution of 77% if their aggregate investment balance followed by a combination of recovery notes and other claims. The initial 77% distribution was released on May 19, 1995, which greatly reduces the cash flow difficulties faced by depositors. As of May 31, 1995, the Fund did not own any direct Orange County obligations.

The state has no existing obligation with respect to any outstanding obligations or securities of the County or any of the other participating entities. However, in the event the County is unable to maintain county administered state programs because of insufficient resources, it may be necessary for the state to intervene, but the State cannot presently predict what, if any, action may occur. At this time, it appears that school districts may have collectively lost up to $230 million from the amounts they had on deposit in the Orange County Fund. Under existing legal precedent, the state is obligated to intervene when a school district's fiscal problems would otherwise deny its students basic educational quality. The state is not presently able to predict whether any school districts will face insolvency because of their participation in the Funds, and if so, the potential amount or form of aid which the state may have to provide. The Governor has called a special session of the Legislature which is expected to consider various responses to the Orange County situation.

Risk Factors Relating to High Yielding,
Fixed-Income Securities


The portfolio of the Fund is subject to greater risks due to its ability to invest in municipal securities rated below investment grade by the NRSROs, or which are unrated by an NRSRO but deemed by the Manager to be of comparable quality. The market values of these securities, commonly known as junk bonds, tend to reflect individual developments affecting the issuer to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated fixed-income securities are considered by the NRSROs, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even securities rated triple b by S&P, Moody's or Fitch, ratings which are considered investment grade, possess some speculative characteristics.


Projects which are financed by the issuance of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers is generally greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, projects financed by high yielding securities may experience financial stress. During such periods, such projects may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments, or the issuer's inability to meet specific projected revenue forecasts, or by the unavailability of additional financing.


To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher-rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current value for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales. (See "How Are Fund Shares Valued?")

Factors adversely impacting the market value of high yielding securities may adversely impact the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The Fund will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Manager will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

Current prices for defaulted bonds are generally significantly lower than their purchase price, and if the Fund later has defaulted bonds, the Fund may have unrealized losses on such defaulted securities which are reflected in the price of the Fund's shares. In general, securities which default lose much of their value in the time period prior to the actual default so that the Fund's net assets are impacted prior to the default. The high yield securities market is relatively new and much of its growth prior to 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yielding securities and adversely affected the value of outstanding securities and the ability of issuers of such securities to meet their obligations. Although the economy has improved considerably and high yielding securities have performed more consistently since that time, there is no assurance that the adverse effects previously experienced will not reoccur. For example, the highly publicized defaults of some high yield issuers during 1989 and 1990 and concerns regarding a sluggish economy which continued into 1993, depressed the prices for many of these securities. The Fund may retain an issue which has defaulted because such issue may present an opportunity for subsequent price recovery. As previously noted, the Fund may also, consistent with its investment objectives and policies purchase debt obligations of issuers not currently paying interest as well as issuers that are in default. Issues that are in default carry a high degree of risk and may have the consequence that interest payments with respect to such securities may be reduced, deferred, suspended, eliminated or never begin, and may have the further consequences that principal payments may likewise be reduced, suspended or canceled, causing the loss of the entire amount of the investment.


The Fund's investment in lower-rated, unrated, and zero coupon municipal securities may cause this Fund to recognize income and make distributions to shareholders prior to the receipt of cash payments by the Fund. For example, with respect to any non-performing obligations, this Fund may be required to accrue as income the original amount of interest due on its obligations even though such interest is not received by the Fund. In order to generate cash to satisfy the Fund's distribution requirements, it may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares. The SAI contains more information about zero coupon bonds.

Asset Composition Table


A credit rating by an NRSRO evaluates only the safety of principal and interest of the bond, and does not specifically consider the market value risk associated with an investment in such a bond. The table below shows the percentage invested in each of the specific S&P rating categories and those that are not rated but deemed by the Manager to be of the same credit quality. The information was prepared based on a dollar weighted average of the Fund's portfolio based on month-end assets for each of the 12 months in the fiscal year ended May 31, 1995. The Appendix to this Prospectus includes a description of each rating category.


                                    Average Weighted
        S&P Rating                  Percentage of Assets
        ----------                  --------------------
        AAA                          1.54%
        AA                           4.29
        A                           28.25
        A*                           1.41
        BBB                         19.66
        BBB*                        21.50
        BB*                         23.35


*Not rated by the NRSROs. Indicates an internal rating by the Manager.


How Shareholders Participate
in the Results of the Fund's Activities

The assets of the Fund are invested in portfolio securities. If the securities owned by the Fund increase in value, the value of the shares of the Fund which the shareholder owns will increase. If the securities owned by the Fund decrease in value, the value of the shareholder's shares will also decline. In this way, shareholders participate in any change in the value of the securities owned by the Fund.

In particular, changes in interest rates will affect the value of the Fund's portfolio and thus its share price. Increased rates of interest which frequently accompany higher inflation and/or a growing economy are likely to have a negative effect on the value of Fund shares. History reflects both increases and decreases in the prevailing rate of interest and these may reoccur unpredictably in the future.


Who Manages the Fund?

The Board has the primary responsibility for the overall management of the Trust and for electing the officers of the Trust who are responsible for administering the Fund's day-to-day operations.

The Board has carefully reviewed the multiclass structure to ensure that no material conflict exists between the two classes of shares. Although the Board does not expect to encounter material conflicts in the future, the Board will continue to monitor the Fund and will take appropriate action to resolve such conflicts if any should arise.

In developing the multiclass structure the Fund has retained the authority to establish additional classes of shares. It is the Fund's present intention to offer only two classes of shares, but new classes may be offered in the future.

Advisers serves as the Fund's investment manager. Advisers is a wholly-owned subsidiary of Resources, a publicly owned holding company, the principal shareholders of which are Charles B. Johnson and Rupert H. Johnson, Jr., who own approximately 20% and 16%, respectively, of Resources' outstanding shares. Resources is engaged in various aspects of the financial services industry through its subsidiaries. Advisers acts as investment manager or administrator to 36 U.S. registered investment companies (118 separate series) with aggregate assets of over $80 billion, $41 billion of which is in the municipal securities market.

The team responsible for the day-to-day management of the Fund's portfolio is: Thomas Kenny since 1994, Bernie Schroer since 1987 and Sheila Amoroso since 1994.

Thomas Kenny
Senior Vice President
of Advisers
Mr. Kenny is Director of Franklin's Municipal Bond Department. He received a Bachelor of Arts degree in business and economics from the University of California at Santa Barbara and a Master of Science degree in finance from Golden Gate University. Mr. Kenny joined Franklin in 1986. He is a member of several municipal securities industry-related committees and associations.

Bernie Schroer
Vice President
of Advisers
Mr. Schroer has a Bachelor degree in finance from Santa Clara University. He has been with Advisers since 1987. From 1974 to 1984, he was the manager of trading at Kidder, Peabody and company, Inc. Mr. Schroer is a member of various municipal securities industry-related committees and associations.

Sheila Amoroso
Portfolio Manager
of Advisers

Ms. Amoroso joined Franklin in 1986. She holds a Bachelor of Science degree from San Francisco State University and is a member of municipal securities industry-related committees and associations.

Pursuant to a management agreement, the Manager supervises and implements the Fund's investment policies and provides certain administrative services and facilities which are necessary to conduct the Fund's business. The Manager performs similar services for other funds and there may be times when the actions taken with respect to the Fund's portfolio will differ from those taken by the Manager on behalf of other funds. Neither the Manager (including its affiliates) nor its officers, directors or employees nor the officers and trustees of the Fund are prohibited from investing in securities held by the Fund or other funds which are managed or administered by the Manager to the extent such transactions comply with the Fund's Code of Ethics. Please see "Investment Advisory and Other Services" and "General Information" in the SAI for further information on securities transactions and a summary of the Fund's Code of Ethics.

During the fiscal year ended May 31, 1995, and the six-month period ended November 30, 1995, management fees, before any advance waiver, totaled .62% and .62% (annualized), respectively, of the average monthly net assets of the Fund. Total operating expenses, including management fees before any advance waiver, totaled .88% and .83% (annualized), respectively, of the average monthly net assets of the Fund. Pursuant to an agreement by Advisers to waive its fees, the Fund did not pay a management fee for the fiscal year ended May 31, 1995 and paid an annualized fees totaling .15% of the average monthly net assets of the Fund for the six months ended November 30, 1995. Operating expenses totaled .20% and .35% (annualized) for the respective periods. This arrangement may be terminated by the Manager at any time upon notice to the Board.

It is not anticipated that the Fund will incur a significant amount of brokerage expenses because municipal securities are generally traded in principal transactions that involve the receipt by the broker of a spread between the bid and ask prices for the securities and not the receipt of commissions. In the event that the Fund does participate in transactions involving brokerage commissions, it is the Manager's responsibility to select brokers through whom such transactions will be effected. The Manager would try to obtain the best execution on all such transactions. If it is felt that more than one broker would be able to provide the best execution, the Manager will consider the furnishing of quotations and of other market services, research, statistical and other data for the Manager and its affiliates, as well as the sale of shares of the Fund, as factors in selecting a broker. Further information is included under "How Does the Fund Purchase Securities For Its Portfolio?" in the SAI.


Shareholder accounting and many of the clerical functions for the Fund are performed by Investor Services, in its capacity as transfer agent and dividend-paying agent. Investor Services is a wholly-owned subsidiary of Resources.



Plans of Distribution

A separate plan of distribution has been approved and adopted for each class ("Class I Plan" and "Class II Plan," respectively, or "Plan(s)") pursuant to Rule 12b-1 under the 1940 Act. The Rule 12b-1 fees charged to each class are based solely on the distribution and, with respect to the Class II Plan, servicing fees attributable to that particular class. Under either Plan, the portion of fees remaining after payment to securities dealers or others for distribution or servicing may be paid to Distributors for routine ongoing promotion and distribution expenses incurred with respect to such class. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a prorated portion of Distributors' overhead expenses attributable to the distribution of Fund shares.

The maximum amount which the Fund may reimburse to Distributors or others under the Class I Plan for such distribution expenses is .15% per annum of Class I's average daily net assets, payable on a quarterly basis. All expenses of distribution in excess of 0.15% per annum will be borne by Distributors, or others who have incurred them, without reimbursement from the Fund.

Under the Class II Plan, the Fund pays to Distributors distribution and related expenses up to 0.50% per annum of Class II's daily net assets, payable quarterly. Such fees may be used in order to compensate Distributors or others for providing distribution and related services and bearing certain expenses of the class. All expenses of distribution, marketing and related services over that amount will be borne by Distributors or others who have incurred them, without reimbursement by the Fund. In addition, the Class II Plan provides for an additional payment by the Fund of up to .15% per annum of Class II's average daily net assets as a servicing fee, payable quarterly. This fee will be used to pay securities dealers or others for, among other things, assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; receiving and answering correspondence; monitoring dividend payments from the Fund on behalf of customers, or similar activities related to furnishing personal services and/or maintaining shareholder accounts.

Either Distributors or one of its affiliates may pay, from its own resources, a commission of up to 1% of the purchase price of Class II shares to securities dealers who initiate and are responsible for such purchases. During the first year following such purchases, Distributors will retain a portion of Class II's Rule 12b-1 fees attributable to such shares equal to
 .50% per annum of Class II's average daily net assets to partially recoup fees Distributors pays to securities dealers in connection with initial purchases of Class II shares.

Both Plans cover any payments to or by the Fund, Advisers, Distributors, or other parties on behalf of the Fund, Advisers or Distributors, to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1. The payments under the Plans are included in the maximum operating expenses which may be borne by each class of the Fund. For more information, please see "The Fund's Underwriter" in the SAI.


Distributions to Shareholders

There are two types of distributions which the Fund may make to its shareholders:


1. Income dividends. The Fund receives income generally in the form of interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. Capital gain distributions. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any net capital loss carryovers) may generally be made once a year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. These distributions, when made, will generally be fully taxable to the Fund's shareholders. The Fund may make more than one distribution derived from net short-term and net long-term capital gains in any year or adjust the timing of these distributions for operational or other reasons.

Distributions To Each Class of Shares

According to the requirements of the Code, dividends and capital gains will be calculated and distributed in the same manner for Class I and Class II shares. The per share amount of any income dividends will generally differ only to the extent that each class is subject to different Rule 12b-1 fees.


Distribution Date


Although subject to change by the Board without prior notice to or approval by shareholders, the Fund's current policy is to declare income dividends daily and pay them monthly on or about the last business day of that month. Daily allocation of net investment income will begin on the day after the Fund receives your money or settlement of a wire order trade and will continue to accrue through the day of receipt of your redemption request or the settlement of a wire order trade.


The amount of income dividend payments by the Fund is dependent upon the amount of net income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.


Distribution Options

You may choose to receive your distributions from the Fund in any of these ways:

1. Purchase additional shares of the Fund - You may purchase additional shares of the same class of the Fund (without a sales charge or imposition of a contingent deferred sales charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. If you are a Class II shareholder, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. Purchase shares of other Franklin Templeton Funds - You may direct your distributions to purchase the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a contingent deferred sales charge). If you are a Class II shareholder, you may also direct your distributions to purchase Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. Receive distributions in cash - You may choose to receive dividends, or both dividend and capital gain distributions in cash. You may have the money sent directly to you, to another person, or to a checking account. If you choose to send the money to a checking account, please see "Electronic Fund Transfers" under "What Programs and Privileges Are Available to Me as a Shareholder?"

To select one of these options, please complete sections 6 and 7 of the Shareholder Application included with this Prospectus or tell your investment representative which option you prefer. If no option is selected, dividend and capital gain distributions will be automatically reinvested in the same class of the Fund. You may change the distribution option selected at any time by notifying the Fund by mail or by telephone. Please allow at least seven days prior to the reinvestment date for the Fund to process the new option.

How Taxation Affects You and the Fund

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For additional information on tax matters relating to the Fund and its shareholders, see "Additional Information Regarding Taxation" in the SAI.


The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will not be liable for federal income or excise taxes.


By meeting certain requirements of the Code, the Fund has qualified and continues to qualify to pay exempt-interest dividends to its shareholders. Such exempt-interest dividends are derived from interest income exempt from regular federal income tax and are not subject to regular federal income tax to you.

To the extent that dividends paid by the Fund are derived from interest income from debt obligations of California or its political subdivisions or from interest on U.S. territorial obligations (including Puerto Rico, the U.S. Virgin Islands or Guam) which are exempt from regular federal and California personal income tax, they will not be subject to either federal or California personal income tax when received by you. The pass-through of exempt interest dividends is allowed only if the Fund meets its federal and California requirements that at least 50% of its total assets are invested in such exempt obligations at the end of each quarter of its fiscal year. In addition, to the extent that dividends are derived from direct obligations of the federal government, they will also be exempt from California personal income taxes. However, if you are a corporate taxpayer subject to the California franchise tax, all distributions will be fully taxable.

To the extent dividends paid by the Fund are derived from taxable income from temporary investments (including the discount from certain stripped obligations or their coupons or income from securities loans or other taxable transactions), from the excess of net short-term capital gain over net long-term capital loss, or from ordinary income derived from the sale or disposition of bonds purchased with market discount after April 30, 1993 they are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

From time to time, the Fund may purchase a tax-exempt obligation with market discount; that is, for a price that is less than the principal amount of the bond, or for a price that is less than the principal amount of the bond where the bond was issued with original issue discount and such market discount exceeds a de minimus amount under the Code. For such obligations purchased after April 30, 1993, a portion of the gain on sale or disposition (not to exceed the accrued portion of market discount as of the time of sale or disposition) is treated as ordinary income rather than capital gain. Any distribution by the Fund of such ordinary income to its shareholders will be subject to regular federal and state income taxes in your hands. In any fiscal year, the Fund may elect not to distribute to its shareholders its taxable ordinary income and to, instead, pay federal income or excise taxes on this income at the Fund level. The amount of such distributions, if any, is expected to be small.

Pursuant to the Code, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated, for tax purposes, as if you received them on December 31 of the calendar year in which they are declared.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and whether you receive the distributions in cash or in additional shares.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on a sale or exchange of the Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to the shares and will be disallowed to the extent of exempt interest dividends paid with respect to such shares.

The Fund will inform you of the source of your dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes, including the portion of the dividends on an average basis which constitutes taxable income or interest income that is a tax preference item under the federal alternative minimum tax. If you have not held the Fund shares for a full calendar year may have designated as tax-exempt or as tax preference income a percentage of income which is not equal to the actual amount of tax-exempt or tax preference income earned during the period of your investment in the Fund.

Exempt-interest dividends of the Fund, although exempt from regular federal income tax in your hands, are includable in the tax base for determining the extent to which any social security or railroad retirement benefits you receive will be subject to regular federal income tax. You are required to disclose the receipt of tax-exempt interest on your federal income tax returns.

Interest on indebtedness incurred by you (directly or indirectly) to purchase or carry Fund shares may not be fully deductible for federal income tax purposes.

If you are not an U.S. person for purposes of federal income taxation you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.

The foregoing description relates solely to federal income tax law and to California personal income tax treatment to the extent indicated. You should consult your tax advisors with respect to the applicability of other state and local income taxes to their shares in the Fund and to distributions and redemption proceeds received from the Fund. Whether you are a corporate, individual or trust shareholder, you should contact your tax advisor to determine the impact of Fund dividends and capital gain distributions under the federal alternative minimum tax that may be applicable to your particular tax situation.

How Do I Buy Shares?

You may buy shares to open a Fund account with as little as $100 and make additional investments at any time with as little as $25. To open your account, contact your investment representative or complete and sign the enclosed Shareholder Application and return it to the Fund with your check. Please indicate which class of shares you want to buy. If you fail to specify a class, your purchase will automatically be invested in Class I shares.

Deciding Which Class to Buy

When deciding which class of shares to buy, you should consider a number of factors, including the amount you expect to invest and the length of time you expect to hold your investment. If you plan to invest $1 million or more in a single payment or you qualify to buy Class I shares at net asset value, you may not buy Class II shares.

Generally, you should consider buying Class I shares if:

    you expect to invest in the Fund over the long term;
    you qualify to buy Class I shares at a reduced sales charge; or you intend to purchase $1 million or more over time.

You should consider Class II shares if:

    you expect to invest less than $100,000 in Franklin Templeton Funds; and you intend to make substantial redemptions within approximately six years or less of investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees, which accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or Rights of Accumulation programs, but intend to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a contingent deferred sales charge. Any purchase of $1 million or more will therefore be automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you intend to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

Purchase Price of Fund Shares

You may buy shares at the public offering price of the class you wish to purchase, unless you qualify to purchase shares at a discount or without a sales charge as discussed below. The front-end sales charge for Class II shares is 1% and, unlike Class I shares, does not vary based upon the size of your purchase.

                           Total Sales Charge
                           As a Percentage of
                                                               Amount Allowed to
                                                                Dealer as a
Size of Transaction                               Net Amount    Percentage of
at Offering Price              Offering Price     Invested      Offering Price*

CLASS I
Under $100,000                 4.25%              4.44%         4.00%
$100,000 but less than         3.50%              3.63%         3.25%
$250,000
$250,000 but less than         2.75%              2.83%         2.50%
$500,000
$500,000 but less than         2.15%              2.20%         2.00%
$1,000,000
$1,000,000 or more             None**             None          None***

CLASS II
Under $1,000,000+              1.00%**             1.01%        1.00%

*Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated. Distributors may at times reallow the entire sales charge to the securities dealer. A securities dealer who receives 90% or more of the sales commission may be deemed an underwriter under the Securities Act of 1933, as amended.
**A contingent deferred sales charge of 1% may be imposed on: (i) certain redemptions of all or a part of an investment of $1 million or more in Class I shares; and (ii) redemptions of Class II shares within 18 months of their purchase. See "How Do I Sell Shares? - Contingent Deferred Sales Charge." ***Please see "General - Other Payments to Securities Dealers" below for a discussion of payments Distributors may make to securities dealers out of its own resources.
+Purchases of Class II shares are limited to purchases below $1 million. See "Deciding Which Class to Buy."

The offering price for each class will be calculated to two decimal places using standard rounding criteria.

Quantity Discounts in Sales Charges - Class I Shares Only

As shown in the table above, the sales charge you pay when you buy Class I shares may be reduced based upon the size of your purchase.

Rights of Accumulation. To determine if you may pay a reduced sales charge, you may add the cost or current value, whichever is higher, of your Class I and Class II shares in other Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21, to the amount of your current Class I purchase. To receive the reduction, you or your investment representative must notify Distributors that your investment qualifies for a discount.

Letter of Intent. You may purchase Class I shares at a reduced sales charge by completing the Letter of Intent section of the Shareholder Application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares. You or your investment representative must inform us that the Letter is in effect each time you purchase shares.

By completing the Letter of Intent section of the Shareholder Application, you acknowledge and agree to the following:

    You authorize Distributors to reserve five percent (5%) of the amount of the total intended purchase in Class I shares registered in your name.

    You grant Distributors a security interest in these shares and appoint Distributors as attorney-in-fact with full power of substitution to redeem any or all of these reserved shares to pay any unpaid sales charge if you do not fulfill the terms of the Letter.

    We will include the reserved shares in the total shares you own as reflected on your periodic statements.

    You will receive dividend and capital gain distributions on the reserved shares; we will pay or reinvest these distributions as you direct.

    Although you may exchange your shares, you may not liquidate reserved shares until you complete the Letter or pay the higher sales charge.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy and Sell Shares? - Letter of Intent" in the SAI or call our Shareholder Services Department.

Group Purchases. If you are a member of a qualified group, you may purchase Class I shares at the reduced sales charge applicable to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase. For example, if group members previously invested and still hold $80,000 of Fund shares and invest $25,000, the sales charge will be 3.5%

We define a qualified group as one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount and (iii) satisfies uniform criteria which enable Distributors to realize economies of scale in its costs of distributing shares.

In addition, a qualified group must have more than 10 members, and be available to arrange for meetings between our representatives and group members. It must also agree to include sales and other materials related to the Franklin Templeton Funds in publications and mailings to its members at reduced or no cost to Distributors, and arrange for payroll deduction or other bulk transmission of investments to the Fund.

If you select a payroll deduction plan, your investments will continue automatically until you notify the Fund and your employer to discontinue further investments. Due to the varying procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time the money reaches the Fund. We invest your purchase at the applicable offering price per share determined on the day that the Fund receives both the check and the payroll deduction data in required form.


Purchases at Net Asset Value


You may invest money from the following sources in Class I shares of the Fund without paying front-end or contingent deferred sales charges. You may also purchase Class II shares without paying front-end or contingent deferred sales charges if the source of your investment proceeds is included in paragraph (i) below:

(i) a distribution that you have received from a Franklin Templeton Fund or a real estate investment trust ("REIT") sponsored or advised by Franklin Properties, Inc., if the distribution is returned within 365 days of its payment date. You may reinvest Class II distributions in either Class I or Class II shares, but Class I distributions may only be invested in Class I shares under this privilege. For more information, see "Distribution Options" under "What Distributions Might I Receive from the Fund?" or call Shareholder Services at 1-800/632-2301; or

(ii) a redemption from a mutual fund with investment objectives similar to those of the Fund, if (a) your investment in that fund was subject to either a front-end or contingent deferred sales charge at the time of purchase, (b) the fund is not part of the Franklin Templeton Funds, and (c) your redemption occurred within the past 60 days.

You may also reinvest the proceeds from a redemption of any of the Franklin Templeton Funds in Class I or Class II shares of the Fund at net asset value. To do so, you must (a) have paid a sales charge on the purchase or sale of the original shares, (b) reinvest the redemption money in the same class of shares, and (c) request the reinvestment of the money within 365 days of the redemption date. You may reinvest up to the total amount of the redemption proceeds under this privilege. If a different class of shares is purchased, the full front-end sales charge must be paid at the time of purchase of the new shares. While you will receive credit for any contingent deferred sales charge paid on the shares redeemed, a new contingency period will begin. Shares that were no longer subject to a contingent deferred sales charge will be reinvested at net asset value and will not be subject to a new contingent deferred sales charge. Shares exchanged into other Franklin Templeton Funds are not considered "redeemed" for this privilege (see "What If My Investment Outlook Changes? - Exchange Privilege").

If you immediately reinvested your redemption proceeds in a Franklin Bank Certificate of Deposit ("CD") but you would like to reinvest them back into the Franklin Templeton Funds as described above, you will have 365 days from the date the CD (including any rollover) matures to do so.

If your securities dealer or another financial institution reinvests your money in the Fund at net asset value for you, that person or institution may charge you a fee for this service.

A redemption is a taxable transaction, but reinvestment without a sales charge may affect the amount of gain or loss you recognize and the tax basis of the shares reinvested. If you have a loss on the redemption, the loss may be disallowed if you reinvest in the same fund within a 30-day period. If you would like more information regarding the possible tax consequences of such a reinvestment, please see the tax section of this Prospectus and the SAI.

Certain categories of investors also qualify to purchase Class I shares of the Fund at net asset value regardless of the source of the investment proceeds. If you or your account is included in one of the categories below, none of the Class I shares you purchase will be subject to front-end or contingent deferred sales charges:

(i) companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer;

(ii)  accounts managed by the Franklin Templeton Group;

(iii) certain unit investment trusts and unit holders of these trusts reinvesting distributions from the trusts in the Fund;

(iv) registered securities dealers and their affiliates, for their investment accounts only;

(v) current employees of securities dealers and their affiliates and their family members, in accordance with the internal policies and procedures of the employing securities dealer and affiliate;

(vi) broker-dealers who have entered into a supplemental agreement with Distributors, or registered investment advisors affiliated with such broker-dealers, on behalf of their clients who are participating in a comprehensive fee program (sometimes known as a wrap fee program);

(vii) any state, county, or city, or any instrumentality, department, authority or agency thereof which has determined that the Fund is a legally permissible investment and which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). IF YOU ARE SUCH AN INVESTOR, PLEASE CONSULT YOUR OWN LEGAL ADVISORS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS. Municipal investors considering investment of proceeds of bond offerings into the Fund should consult with expert counsel to determine the effect, if any, of various payments made by the Fund or the Manager on arbitrage rebate calculations. If you are a securities dealer who has executed a dealer agreement with Distributors and, through your services, an eligible governmental authority invests in the Fund at net asset value, Distributors or one of its affiliates may make a payment, out of its own resources, to you in an amount not to exceed 0.25% of the amount invested. Please contact the Franklin Templeton Institutional Services Department for additional information;

(viii) officers, trustees, directors and full-time employees of the Franklin Templeton Funds, or of the Franklin Templeton Group, and their family members. Although you may pay sales charges on investments in accounts opened after your association with us has ended, you may continue to invest in accounts opened while you were with us without paying sales charges; or

(ix) trust companies and bank trust departments that exercise exclusive discretionary investment authority over funds held in a fiduciary, agency, advisory, custodial or similar capacity and agree to invest at least $1 million in Franklin Templeton Funds over a 13 month period. We will accept orders for such accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following such order.

If you qualify to buy shares at net asset value as discussed in this section, please specify in writing the privilege that applies to your purchase and include that written statement with your purchase order. We will not be responsible for purchases that are not made at net asset value if this written statement is not included with your order.

If you would like more information, please see "How Do I Buy and Sell Shares?" in the SAI.

General

The Fund continuously offers its shares through securities dealers who have an agreement with Distributors. The Fund and Distributors may refuse any order for the purchase of shares. Currently, the Fund does not allow investments by Market Timers.

Securities laws of states in which the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required to register as securities dealers pursuant to state law.

Distributors or one of its affiliates may also pay up to 1% of the purchase price to securities dealers who initiate and are responsible for Class I purchases made at net asset value by any of the entities described in paragraph (ix) under "Purchases at Net Asset Value" above. Please see "How Do I Buy and Sell Shares?" in the SAI for the breakpoints applicable to these purchases.

For Class II purchases, either Distributors or one of its affiliates may pay securities dealers, out of its own resources, up to 1% of the purchase price. To partially recoup these payments, Distributors will keep part of the Rule 12b-1 fees assessed to the shares during the first year following their purchase.

Either Distributors or one of its affiliates, out of its own resources, may also provide additional compensation to securities dealers in connection with the sale of shares of the Franklin Templeton Funds. In some cases, this compensation may be available only to securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Franklin Templeton Funds. Compensation may include financial assistance and payments made in connection with conferences, sales or training programs for employees of the securities dealer, seminars for the public, advertising, sales campaigns and/or shareholder services, programs regarding one or more of the Franklin Templeton Funds and other programs or events sponsored by securities dealers, and payment for travel expenses of invited registered representatives and their families, including lodging, in connection with business meetings or seminars located within or outside the U.S. Securities dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of this compensation is paid for by the Fund or its shareholders.

For additional information about shares of the Fund, please see "How Do I Buy and Sell Shares?" in the SAI. The SAI also includes a listing of the officers and trustees of the Fund who are affiliated with Distributors. See "Officers and Trustees.

What Programs and Privileges
Are Available to Me as a Shareholder?

Certain of the programs and privileges described in this section may not be available directly from the Fund if your shares are held, of record, by a financial institution or in a "street name" account or networked account through the National Securities Clearing Corporation ("NSCC") (see "Registering Your Account" in this Prospectus).


Share Certificates


Shares from an initial investment, as well as subsequent investments, including the reinvestment of dividends and capital gain distributions, are generally credited to an account in the name of an investor on the books of the Fund, without the issuance of a share certificate. Maintaining shares in uncertificated form (also known as "plan balance") minimizes the risk of loss or theft of a share certificate. A lost, stolen or destroyed certificate cannot be replaced without obtaining a sufficient indemnity bond. The cost of such a bond, which is generally borne by you, can be 2% or more of the value of the lost, stolen or destroyed certificate. A certificate will be issued if requested by you or your securities dealer.


Confirmations


A confirmation statement will be sent to you quarterly to reflect the dividends reinvested during the period and after each other transaction which affects your account. This statement will also show the total number of shares you own, including the number of shares in "plan balance" for your account.


Automatic Investment Plan


The Automatic Investment Plan offers a convenient way to invest in the Fund. Under the plan, you can arrange to have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the Automatic Investment Plan Application at the back of this Prospectus for the requirements of the program or contact your investment representative. Of course, the market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may terminate the program at any time by notifying Investor Services by mail or by phone.


Systematic Withdrawal Plan


The Systematic Withdrawal Plan allows you to receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. To establish a Systematic Withdrawal Plan, the value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. Please keep in mind that $50 is merely the minimum amount and is not a recommended amount.

If you would like to establish a Systematic Withdrawal Plan, please complete the Systematic Withdrawal Plan section of the Shareholder Application included with this Prospectus and indicate how you would like to receive your payments. You may choose to receive your payments in any of the following ways:

1. Purchase shares of other Franklin Templeton Funds - You may direct your payments to purchase the same class of shares of another Franklin Templeton Fund.

2. Receive payments in cash - You may choose to receive your payments in cash. You may have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below.

There are no service charges for establishing or maintaining a Systematic Withdrawal Plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the first business day of the month in which a payment is scheduled. You will generally receive your payments within three to five days after the shares are redeemed.

Redeeming shares through a Systematic Withdrawal Plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Redemptions under a Systematic Withdrawal Plan are considered a sale for federal income tax purposes. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

While a Systematic Withdrawal Plan is in effect, shares must be held either in plan balance or, where share certificates are outstanding, deposited with the Fund. You should ordinarily not make additional investments in the Fund of less than $5,000 or three times the amount of annual withdrawals under the plan because of the sales charge on additional purchases. Shares redeemed under the plan may also be subject to a contingent deferred sales charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may terminate a Systematic Withdrawal Plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying Investor Services in writing at least seven business days prior to the end of the month preceding a scheduled payment. The Fund may also terminate a Systematic Withdrawal Plan by notifying you in writing and will automatically terminate a Systematic Withdrawal Plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

Electronic Fund Transfers

You may choose to have distributions from the Fund or payments under a Systematic Withdrawal Plan sent directly to a checking account. If the checking account is maintained at a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. Any payments made during that time will be sent to the address of record on your account.


Institutional Accounts


There may be additional methods of buying, selling or exchanging shares of the Fund available to institutional accounts. For further information, contact the Franklin Templeton Institutional Services Department at 1-800/321-8563.

What If My Investment Outlook Changes? - Exchange Privilege

The Franklin Templeton Funds consist of a number of mutual funds with various investment objectives and policies. The shares of most of these funds are offered to the public with a sales charge. If your investment objective or outlook for the securities markets changes, Fund shares may be exchanged for the same class of shares of another Franklin Templeton Fund eligible for sale in your state of residence and in conformity with that fund's stated eligibility requirements and investment minimums. Some funds, however, may not offer Class II shares. Class I shares may be exchanged for Class I shares of any of the other Franklin Templeton Funds. Class II shares may be exchanged for Class II shares of any of the other Franklin Templeton Funds. No exchanges between different classes of shares will be allowed. A contingent deferred sales charge will not be imposed on exchanges. If, however, the exchanged shares were subject to a contingent deferred sales charge in the original fund purchased and shares are subsequently redeemed within the contingency period, a contingent deferred sales charge will be imposed. Before making an exchange, you should review the prospectus of the fund you wish to exchange from and the fund you wish to exchange into for all specific requirements or limitations on exercising the exchange privilege, for example, limitations on a fund's sale of its shares, minimum holding periods for exchanges at net asset value, or applicable sales charges.

You may exchange shares in any of the following ways:

By Mail


Send written instructions signed by all account owners and accompanied by any outstanding share certificates properly endorsed. The transaction will be effective upon receipt of the written instructions together with any outstanding share certificates.


By Telephone

You or your investment representative of record, if any, may exchange shares of the Fund by calling Investor Services at 1-800/632-2301 or the automated TeleFACTS(R) system (day or night) at 1-800/247-1753. If you do not wish this privilege extended to a particular account, you should notify the Fund or Investor Services.

The telephone exchange privilege allows you to effect exchanges from the Fund into an identically registered account of the same class of shares in one of the other available Franklin Templeton Funds. The telephone exchange privilege is available only for uncertificated shares or those which have previously been deposited in your account. The Fund and Investor Services will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please see "Telephone Transactions - Verification Procedures."

During periods of drastic economic or market changes, it is possible that the telephone exchange privilege may be difficult to implement and the TeleFACTS option may not be available. In this event, you should follow the other exchange procedures discussed in this section, including the procedures for processing exchanges through securities dealers.


Through Securities Dealers

As is the case with all purchases and redemptions of the Fund's shares, Investor Services will accept exchange orders from securities dealers who execute a dealer or similar agreement with Distributors. See also "By Telephone" above. Such a dealer-ordered exchange will be effective only for uncertificated shares on deposit in your account or for which certificates have previously been deposited. A securities dealer may charge a fee for handling an exchange.

Additional Information Regarding Exchanges


Exchanges of the same class of shares are made on the basis of the net asset value of the class involved, except as set forth below. Exchanges of shares of a class which were purchased without a sales charge will be charged a sales charge in accordance with the terms of the prospectus of the fund and the class of shares being purchased, unless the original investment in the Franklin Templeton Funds was made pursuant to the privilege permitting purchases at net asset value, as discussed under "How Do I Buy Shares?" Exchanges of Class I shares of the Fund which were purchased with a lower sales charge into a fund which has a higher sales charge will be charged the difference, unless the shares were held in the Fund for at least six months prior to executing the exchange.

If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at the net asset value on the date of the exchange, and then the entire share balance will be exchanged into the new fund in accordance with the procedures set forth above. Because the exchange is considered a redemption and purchase of shares, you may realize a gain or loss for federal income tax purposes. Backup withholding and information reporting may also apply. Information regarding the possible tax consequences of such an exchange is included in the tax section in this Prospectus and under "Additional Information Regarding Taxation" in the SAI.


If a substantial portion of the Fund's shareholders should, within a short period, elect to redeem their shares of the Fund pursuant to the exchange privilege, the Fund might have to liquidate portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this should occur, it is the general policy of the Fund to initially invest this money in short-term, tax-exempt municipal securities, unless it is felt that attractive investment opportunities consistent with the Fund's investment objectives exist immediately. Subsequently, this money will be withdrawn from such short-term tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The exchange privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to shareholders.

Exchanges of Class I Shares

The contingency period during which a contingent deferred sales charge may be assessed for Class I shares will be tolled (or stopped) for the period such shares are exchanged into and held in a Franklin or Templeton Class I money market fund. If a Class I account has shares subject to a contingent deferred sales charge, Class I shares will be exchanged into the new account on a "first-in, first-out" basis. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for a discussion of investments subject to a contingent deferred sales charge.

Exchanges of Class II Shares

When an account is composed of Class II shares subject to the contingent deferred sales charge and Class II shares that are not, the shares will be transferred proportionately into the new fund. Shares received from reinvestment of dividends and capital gains are referred to as "free shares," shares which were originally subject to a contingent deferred sales charge but to which the contingent deferred sales charge no longer applies are called "matured shares," and shares still subject to the contingent deferred sales charge are referred to as "CDSC liable shares." CDSC liable shares held for different periods of time are considered different types of CDSC liable shares. For instance, if you have $1,000 in free shares, $2,000 in matured shares, and $3,000 in CDSC liable shares and you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares. Similarly, if CDSC liable shares have been purchased at different periods, a proportionate amount will be taken from shares held for each period. If, for example, you hold $1,000 in shares bought 3 months ago, $1,000 bought 6 months ago, and $1,000 bought 9 months ago and you exchange $1,500 into the new fund, $500 from each of these shares will be deemed exchanged into the new fund.

The only money market fund exchange option available to Class II shareholders is the Franklin Templeton Money Fund II ("Money Fund II"), a series of the Franklin Templeton Money Fund Trust. No drafts (checks) may be written on Money Fund II accounts, nor may Class II shareholders purchase shares of Money Fund II directly. Class II shares exchanged for shares of Money Fund II will continue to age, for purposes of calculating the contingent deferred sales charge, because they continue to be subject to Rule 12b-1 fees. The contingent deferred sales charge will be assessed if CDSC liable shares are redeemed. Class I shares may be exchanged for shares of any of the money market funds in the Franklin Templeton Funds except Money Fund II. Draft writing privileges and direct purchases are allowed on these other money market funds as described in their respective prospectuses.

To the extent shares are exchanged proportionately, as opposed to another method such as first-in first-out or free shares followed by CDSC liable shares, the exchanged shares may, in some instances, be CDSC liable even though a redemption of such shares, as discussed elsewhere herein, may no longer be subject to a contingent deferred sales charge. The proportional method is believed by management to more closely meet and reflect the expectations of Class II shareholders in the event shares are redeemed during the contingency period. For federal income tax purposes, the cost basis of shares redeemed or exchanged is determined under the Code without regard to the method of transferring shares chosen by the Fund.

Market Timers

The Fund currently will not accept investments from Market Timers.


Transfers

Transfers between identically registered accounts in the same fund and class are treated as non-monetary and non-taxable events and are not subject to a contingent deferred sales charge. The transferred shares will continue to age from the date of original purchase. Shares of each class will be transferred on the same basis as described above for exchanges.

Conversion Rights

It is not presently anticipated that Class II shares will be convertible to Class I shares. You may, however, sell Class II shares and use the proceeds to purchase Class I shares, subject to all applicable sales charges.

How Do I Sell Shares?

You may sell (redeem) your shares at any time and receive from the Fund the value of the shares. You may sell shares in any of the following ways:

By Mail

Send a written request signed by all registered owners to Investor Services, at the address shown on the back cover of this Prospectus, and any share certificates which have been issued for the shares being redeemed, properly endorsed and in order for transfer. You will then receive from the Fund the value of the class of shares redeemed based upon the net asset value per share (less a contingent deferred sales charge, if applicable) next computed after the written request in proper form is received by Investor Services. Redemption requests received after the time at which the net asset value is calculated will receive the price calculated on the following business day. The net asset value per share of each class is determined as of the scheduled close of the Exchange (generally 1:00 p.m. Pacific time) each day that the Exchange is open for trading. You are requested to provide a telephone number where you may be reached during business hours, or in the evening if preferred. Investor Services' ability to contact you promptly when necessary will speed the processing of the redemption.

To be considered in proper form, signatures must be guaranteed if the redemption request involves any of the following:


(1) the proceeds of the redemption are over $50,000;


(2) the proceeds (in any amount) are to be paid to someone other than the registered owners of the account;


(3) the proceeds (in any amount) are to be sent to any address other than the address of record, preauthorized bank account or brokerage firm account;

(4) share certificates, if the redemption proceeds are in excess of $50,000;
     or

(5) the Fund or Investor Services believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (a) the current address of one or more joint owners of an account cannot be confirmed, (b) multiple owners have a dispute or give inconsistent instructions to the Fund, (c) the Fund has been notified of an adverse claim, (d) the instructions received by the Fund are given by an agent, not the actual registered owner, (e) the Fund determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Fund.


Signatures must be guaranteed by an "eligible guarantor institution" as defined under Rule 17Ad-15 under the Securities Exchange Act of 1934. Generally, eligible guarantor institutions include (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities dealers that are members of a national securities exchange or a clearing agency or that have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature guarantee medallion program. A notarized signature will not be sufficient for the request to be in proper form.

When shares to be redeemed are represented by share certificates, the request for redemption must be accompanied by the share certificate and a share assignment form signed by the registered owners exactly as the account is registered, with the signatures guaranteed as referenced above. You are advised, for your protection, to send the share certificate and assignment form in separate envelopes if they are being mailed in for redemption.


Liquidation requests of corporate, partnership, trust and custodianship accounts, and accounts under court jurisdiction require the following documentation to be in proper form:


Corporation - (1) Signature guaranteed letter of instruction from the authorized officers of the corporation and (2) a corporate resolution.


Partnership - (1) Signature guaranteed letter of instruction from a general partner and (2) pertinent pages from the partnership agreement identifying the general partners or a certification for a partnership agreement.


Trust - (1) Signature guaranteed letter of instruction from the trustees and
(2) a copy of the pertinent pages of the trust document listing the trustees or a Certification for Trust if the trustees are not listed on the account registration.


Custodial - Signature guaranteed letter of instruction from the custodian.

Accounts under court jurisdiction - Check court documents and applicable state law since these accounts have varying requirements, depending upon the state of residence.

Payment for redeemed shares will be sent to you within seven days after receipt of the request in proper form.


By Telephone

If you complete the Franklin Templeton Telephone Redemption Authorization Agreement (the "Agreement"), included with this Prospectus, you may redeem shares of the Fund by telephone. You may obtain additional information about telephone redemptions by writing to the Fund or Investor Services at the address shown on the cover or by calling 1-800/632-2301. The Fund and Investor Services will employ reasonable procedures to confirm that instructions given by telephone are genuine. You, however, bear the risk of loss in certain cases as described under "Telephone Transactions - Verification Procedures."

If your account has a completed Agreement on file, redemptions of uncertificated shares or shares which have previously been deposited with the Fund or Investor Services may be made for up to $50,000 per day per Fund account. Telephone redemption requests received before the scheduled close of the Exchange (generally 1:00 p.m. Pacific time) on any business day will be processed that same day. The redemption check will be sent within seven days, made payable to all the registered owners on the account, and will be sent only to the address of record.

Redemption requests by telephone will not be accepted within 30 days following an address change by telephone. In that case, you should follow the other redemption procedures set forth in this Prospectus. Institutional accounts (certain corporations, bank trust departments and government entities that qualify to purchase shares at net asset value pursuant to the terms of this Prospectus) that wish to execute redemptions in excess of $50,000 must complete an Institutional Telephone Privileges Agreement which is available from the Franklin Templeton Institutional Services Department by calling 1-800/321-8563.


Through Securities Dealers


The Fund will accept redemption orders from securities dealers who have entered into an agreement with Distributors. This is known as a repurchase. The only difference between a normal redemption and a repurchase is that if you redeem shares through a dealer, the redemption price will be the net asset value next calculated after your dealer receives the order which is promptly transmitted to the Fund, rather than on the day the Fund receives your written request in proper form. The documents described under "By Mail" above, as well as a signed letter of instruction, are required regardless of whether you redeem shares directly or submit such shares to a securities dealer for repurchase. Your letter should reference the Fund and the class, the account number, the fact that the repurchase was ordered by a dealer and the dealer's name. Details of the dealer-ordered trade, such as trade date, confirmation number, and the amount of shares or dollars, will help speed processing of the redemption. The seven-day period within which the proceeds of your redemption will be sent will begin when the Fund receives all documents required to complete ("settle") the repurchase in proper form. Your dealer may charge a fee for handling the order. See "How Do I Buy and Sell Shares?" in the SAI for more information on the redemption of shares.


Contingent Deferred Sales Charge


In order to recover commissions paid to securities dealers, all or a portion of Class I investments of $1 million or more and any Class II investments redeemed within the contingency period (12 months for Class I and 18 months for Class II) will be assessed a contingent deferred sales charge, unless one of the exceptions described below applies. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the net asset value at the time of purchase of such shares, and is retained by Distributors. The contingent deferred sales charge is waived in certain instances.

In determining whether a contingent deferred sales charge applies, shares not subject to a contingent deferred sales charge are deemed to be redeemed first, in the following order: (i) a calculated number of shares representing amounts attributable to capital appreciation on shares held less than the contingency period; (ii) shares purchased with reinvested dividends and capital gain distributions; and (iii) other shares held longer than the contingency period. Shares subject to a contingent deferred sales charge will then be redeemed on a "first-in, first-out" basis. For tax purposes, a contingent deferred sales charge is treated as either a reduction in redemption proceeds or an adjustment to the cost basis of the shares redeemed.

The contingent deferred sales charge on each class of shares is waived, as applicable, for: specified net asset value purchases discussed under "How Do I Buy Shares? - Purchases at Net Asset Value"; exchanges; any account fees; redemptions initiated by the Fund due to an account falling below the minimum specified account size; redemptions following the death of the shareholder or beneficial owner; and redemptions through a Systematic Withdrawal Plan set up for shares prior to February 1, 1995, and for Systematic Withdrawal Plans set up thereafter, redemptions of up to 1% monthly of an account's net asset value (3% quarterly, 6% semiannually or 12% annually). For example, if a Class I account maintained an annual balance of $1,000,000, only $120,000 could be withdrawn through a once-yearly Systematic Withdrawal Plan free of charge. Any amount over that $120,000 would be assessed a 1% contingent deferred sales charge. Likewise, if a Class II account maintained an annual balance of $10,000, only $1,200 could be withdrawn through a once-yearly Systematic Withdrawal Plan free of charge.


All investments made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of that month and each subsequent month.


Unless otherwise specified, requests for redemptions of a specified dollar amount will result in additional shares being redeemed to cover any applicable contingent deferred sales charge, while requests for redemption of a specific number of shares will result in the applicable contingent deferred sales charge being deducted from the total dollar amount redeemed.


Additional Information Regarding Redemptions

The Fund may delay the mailing of the redemption check, or a portion thereof, until the clearance of the check used to purchase Fund shares, which may take up to 15 days or more. Although the use of a certified or cashier's check will generally reduce this delay, shares purchased with these checks will also be held pending clearance. Shares purchased by federal funds wire are available for immediate redemption.


The right of redemption may be suspended or the date of payment postponed if the Exchange is closed (other than customary closing) or upon the determination of the SEC that trading on the Exchange is restricted or an emergency exists, or if the SEC permits it, by order, for the protection of shareholders. Of course, the amount received may be more or less than the amount you invested, depending on fluctuations in the market value of securities owned by the Fund.


Other Information


Distribution or redemption checks sent to you do not earn interest or any other income during the time such checks remain uncashed and neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.


"Cash" payments to or from the Fund may be made by check, draft or wire. The Fund has no facility to receive, or pay out, cash in the form of currency.


For any information required about a proposed liquidation, you may call Franklin's Shareholder Services Department. Securities dealers may call Franklin's Dealer Services Department.


Telephone Transactions


By calling Investor Services at 1-800/632-2301, you or your investment representative of record, if any, may be able to execute various telephone transactions, including to: (i) effect a change in address, (ii) change a dividend option (iii) transfer Fund shares in one account to another identically registered account in the Fund, (iv) request the issuance of certificates (to be sent to the address of record only) and (v) exchange Fund shares as described in this Prospectus by telephone. In addition, if you complete and file an Agreement as described under "How Do I Sell Shares? - By Telephone" you will be able to redeem shares of the Fund.


Verification Procedures


The Fund and Investor Services will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity by telephone, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and sending a confirmation statement on redemptions to the address of record each time account activity is initiated by telephone. So long as the Fund and Investor Services follow instructions communicated by telephone which were reasonably believed to be genuine at the time of their receipt, neither they nor their affiliates will be liable for any loss to you caused by an unauthorized transaction. The Fund and Investor Services may be liable for any losses due to unauthorized or fraudulent instructions in the event such reasonable procedures are not followed. You are, of course, under no obligation to apply for or accept telephone transaction privileges. In any instance where the Fund or Investor Services is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither the Fund nor Investor Services will be liable for any losses which may occur because of a delay in implementing a transaction.


General


During periods of drastic economic or market changes, it is possible that the telephone transaction privilege will be difficult to execute because of heavy telephone volume. In these situations, you may wish to contact your investment representative for assistance or send written instructions to the Fund as detailed elsewhere in this Prospectus.

Neither the Fund nor Investor Services will be liable for any losses resulting from your inability to execute a telephone transaction.

How Are Fund Shares Valued?

The net asset value per share of each class of the Fund is determined as of the scheduled close of the Exchange (generally 1:00 p.m. Pacific time) each day that the Exchange is open for trading. Many newspapers carry daily quotations of the prior trading day's closing "bid" (net asset value) and "ask" (offering price).

The net asset value per share of each class is determined by deducting the aggregate gross value of all liabilities of each class from the aggregate gross value of all assets of each class, and then dividing the difference by the number of shares of the class outstanding. Assets in the Fund's portfolio are valued as described under "How Are Fund Shares Valued?" in the SAI.

Each class will bear, pro rata, all of the common expenses of the Fund, except that each class will bear the Rule 12b-1 fees payable under its respective plan. The net asset value of all outstanding shares of each class of the Fund will be computed on a pro rata basis based on the proportionate participation in the Fund represented by the value of shares of such class. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary.

How Do I Get More Information About My Investment?

Any questions or communications regarding your account should be directed to Investor Services at the address shown on the back cover of this Prospectus.

From a touch-tone phone, you may access TeleFACTSAE. By calling the TeleFACTS system (day or night) at 1-800/247-1753, you may obtain Class I and Class II account information, current price and, if available, yield or other performance information specific to the Fund or any Franklin Templeton Fund. In addition, Class I shareholders may process an exchange, within the same class, into an identically registered Franklin account and request duplicate confirmation or year-end statements and deposit slips.

Class I and Class II share codes for the Fund, which will be needed to access system information, are 175 and 275, respectively. The system's automated operator will prompt you with easy to follow step-by-step instructions from the main menu. Other features may be added in the future.

To assist you and securities dealers wishing to speak directly with a representative, the following list of Franklin departments, telephone numbers and hours of operation is provided.

                                              Hours of Operation
                                              (Pacific time)
Department Name            Telephone No.      (Monday through Friday)
Shareholder Services       1-800/632-2301     5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040     5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN     5:30 a.m. to 8:00 p.m.
                                              8:30 a.m. to 5:00 p.m.
                                               (Saturday)
Retirement Plans           1-800/527-2020     5:30 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637     5:30 a.m. to 5:00 p.m.

In order to ensure that the highest quality of service is being provided, telephone calls placed to or by representatives in Franklin's service departments may be accessed, recorded and monitored. These calls can be determined by the presence of a regular beeping tone.

How Does the Fund Measure Performance?

Advertisements, sales literature and communications to you may contain several measures of a class' performance, including current yield, various expressions of total return tax equivalent yield, taxable equivalent and current distribution rate. They may also occasionally cite statistics to reflect the Fund's volatility or risk.

Average annual total return figures as prescribed by the SEC represent the average annual percentage change in value of $1,000 invested at the maximum public offering price for one-, five- and ten-year periods, or portion thereof, to the extent applicable, through the end of the most recent calendar quarter, assuming reinvestment of all distributions. The Fund may also furnish total return quotations for each class for other periods or based on investments at various sales charge levels or at net asset value. For such purposes, total return equals the total of all income and capital gain paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

Current yield for each class reflects the income per share earned by the Fund's portfolio investments. It is calculated for each class by dividing that class' net investment income per share during a recent 30-day period by the maximum public offering price for that class of shares on the last day of that period and annualizing the result.

Tax equivalent yield demonstrates the yield from a taxable investment necessary to produce an after-tax yield equivalent to that of a fund which invests in tax-exempt obligations. It is computed by dividing the tax-exempt portion of each class' yield (calculated as indicated) by one minus a stated income tax rate and adding the product to the taxable portion (if any) of the class' yield.

Current yield and tax equivalent yield for each class, which are calculated according to a formula prescribed by the SEC (see "General Information" in the SAI), are not indicative of the dividends or distributions which were or will be paid to the Fund's shareholders. Dividends or distributions paid to shareholders of a class are reflected in the current distribution rate or taxable equivalent distribution rate, which may be quoted to you. The current distribution rate is computed by dividing the total amount of dividends per share paid by a class during the past 12 months by a current maximum offering price for that class of shares. A taxable equivalent distribution rate demonstrates the taxable distribution rate necessary to produce an after tax distribution rate equivalent to that of a fund which invests in tax-exempt obligations. Under certain circumstances, such as when there has been a change in the amount of dividend payout or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid during the period such policies were in effect, rather than using the dividends during the past 12 months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as short-term capital gain, and is calculated over a different period of time.

In each case, performance figures are based upon past performance, reflect all recurring charges against a class' income and will assume the payment of the maximum sales charge on the purchase of that class of shares. When there has been a change in the sales charge structure, the historical performance figures will be restated to reflect the new rate. The investment results of each class, like all other investment companies, will fluctuate over time; thus, performance figures should not be considered to represent what an investment may earn in the future or what a class' performance may be in any future period.


General Information

Reports to Shareholders


The Fund's fiscal year ends May 31. Annual Reports containing audited financial statements of the Trust, including the auditors' report, and Semi-Annual Reports containing unaudited financial statements are automatically sent to shareholders. To reduce the volume of mail sent to each household, as well as to reduce Fund expenses, Investor Services will attempt to identify related shareholders within a household and send only one copy of the report. Additional copies may be obtained, without charge, upon request to the Trust at the telephone number or address set forth on the cover page of this Prospectus.

Additional information on Fund performance is included in the Trust's Annual Report to Shareholders and under "General Information" in the SAI.


Organization and Voting Rights


The Agreement and Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of $.01 par value, which may be issued in any number of series and classes. Shares issued will be fully paid and non-assessable and will have no preemptive, conversion, or sinking rights. Shares of each series have equal and exclusive rights as to dividends and distributions as declared by such series and the net assets of such series upon liquidation or dissolution. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series or classes may be added in the future by the Board.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other class of the Fund for matters that affect the Fund as a whole. For matters that only affect a certain class of the Fund's shares, however, only shareholders of that class will be entitled to vote. Therefore each class of shares will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by class by state business trust law, or (3) required to be voted on separately by class by the 1940 Act, or the rules adopted thereunder. For instance, if a change to the Rule 12b-1 plan relating to Class I shares requires shareholder approval, only shareholders of Class I may vote on the change to the Rule 12b-1 plan affecting that class. Similarly, if a change to the Rule 12b-1 plan relating to Class II shares requires approval, only shareholders of Class II may vote on changes to such plan. On the other hand, if there is a proposed change to the investment objectives of the Fund, the proposal would affect all shareholders, regardless of which class of shares they hold and, therefore, each share has the same voting rights.


Voting rights are noncumulative, so that in any election of trustees, the holders of more than 50% of the shares voting can elect all of the trustees, if they choose to do so, and in such event the holders of the remaining shares voting will not be able to elect any person or persons to the Board.



The Trust does not intend to hold annual shareholder meetings. The Trust may, however, hold a special shareholders' meeting of a series for such purposes as changing fundamental investment restrictions, approving a new management agreement or any other matters which are required to be acted on by shareholders under the 1940 Act. A meeting may also be called by the trustees in their discretion or by shareholders holding at least ten percent of the outstanding shares of the Trust. Shareholders will receive assistance in communicating with other shareholders in connection with the election or removal of trustees such as that provided in Section 16(c) of the 1940 Act.


Redemptions by the Fund


The Fund reserves the right to redeem your shares, at net asset value, if your account has a value of less than $50 but only where the value of your account has been reduced by the prior voluntary redemption of shares and has been inactive (except for the reinvestment of distributions) for a period of at least six months, provided you are given advance notice. For more information, see "How Do I Buy and Sell Shares?" in the SAI.

Registering Your Account

An account registration should reflect your intentions as to ownership. Where there are two co-owners on the account, the account will be registered as "Owner 1" and "Owner 2"; the "or" designation is not used except for money market fund accounts. If co-owners wish to have the ability to redeem or convert on the signature of only one owner, a limited power of attorney may be used.


Accounts should not be registered in the name of a minor, either as sole or co-owner of the account. Transfer or redemption for such an account may require court action to obtain release of the funds until the minor reaches the legal age of majority. The account should be registered in the name of one "Adult" as custodian for the benefit of the "Minor" under the Uniform Transfer or Gifts to Minors Act.

A trust designation such as "trustee" or "in trust for" should only be used if the account is being established pursuant to a legal, valid trust document. Use of such a designation in the absence of a legal trust document may cause difficulties and require court action for transfer or redemption of the funds.

Shares, whether in certificate form or not, registered as joint tenants or "Jt Ten" shall mean "as joint tenants with rights of survivorship" and not "as tenants in common."


Except as indicated, you may transfer an account in the Fund carried in "street" or "nominee" name by your securities dealer to a comparably registered Fund account maintained by another securities dealer. Both the delivering and receiving securities dealers must have executed dealer agreements on file with Distributors. Unless a dealer agreement has been executed and is on file with Distributors, the Fund will not process the transfer and will so inform your delivering securities dealer. To effect the transfer, you should instruct the securities dealer to transfer the account to a receiving securities dealer and sign any documents required by the securities dealers to evidence consent to the transfer. Under current procedures, the account transfer may be processed by the delivering securities dealer and the Fund after the Fund receives authorization in proper form from your delivering securities dealer. Account transfers may be effected electronically through the services of the NSCC.

The Fund may conclusively accept instructions from you or your nominee listed in publicly available nominee lists, regardless of whether the account was initially registered in the name of or by you, your nominee, or both. If a securities dealer or other representative is of record on your account, you will be deemed to have authorized the use of electronic instructions on the account, including, without limitation, those initiated through the services of the NSCC, to have adopted as instruction and signature any such electronic instructions received by the Fund and Investor Services, and to have authorized them to execute the instructions without further inquiry. At the present time, such services which are available include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems.


Any questions regarding an intended registration should be answered by the securities dealer handling the investment or by calling Franklin's Fund Information Department.

Important Notice Regarding Taxpayer IRS Certifications


Pursuant to the Code and U.S. Treasury regulations, the Fund may be required to report to the IRS any taxable dividend, capital gain distribution, or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to individuals and other non-exempt shareholders who have not provided a correct taxpayer identification number ("TIN") and made certain required certifications that appear in the Shareholder Application. You may also be subject to backup withholding if the IRS or a securities dealer notifies the Fund that the number furnished by you is incorrect or that you are subject to backup withholding for previous under-reporting of interest or dividend income.

The Fund reserves the right to (1) refuse to open an account for any person failing to provide a TIN along with the required certifications and (2) close an account by redeeming its shares in full at the then-current net asset value upon receipt of notice from the IRS that the TIN certified as correct by you is in fact incorrect or upon the failure of a shareholder who has completed an "awaiting TIN" certification to provide the Fund with a certified TIN within 60 days after opening the account.


Useful Terms and Definitions

1940 Act - Investment Company Act of 1940, as amended.

Advisers - Franklin Advisers, Inc., the Fund's investment manager.

Board - The Board of Trustees of the Trust.

Code - Internal Revenue Code of 1986, as amended.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter.

Exchange - New York Stock Exchange.

Franklin Funds - the mutual funds in the Franklin Group of FundsAE except Franklin Valuemark Funds and the Franklin Government Securities Trust.

Franklin Templeton Funds - the Franklin Funds and the Templeton Funds.

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries.

Investor Services - Franklin/Templeton Investor Services, Inc.

Letter - Letter of Intent.

Manager - Franklin Advisers, Inc., the Fund's investment manager.

Market Timers - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Net asset value (NAV) - the value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding. When you buy, sell or exchange shares, we will use the NAV per share for the applicable class next calculated after we receive your request in proper form.

Offering price - The public offering price is equal to the net asset value per share of the class plus the front-end sales charge. The front-end sales charge is Class I shares and 1% for Class II shares.

Proper Form (Purchases) - generally, the Fund must receive a completed Shareholder Application accompanied by a negotiable check.

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information.

SEC - Securities and Exchange Commission.

Securities Dealer - financial institutions which, either directly or through affiliates, have an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TeleFACTSAE - Franklin Templeton's automated customer servicing system.

Templeton Funds - the U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund.


U.S. - United States.

Appendix
Description of Municipal Bond Ratings

Moody's


Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Municipal bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.


AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

Note: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch


AAA: Municipal bonds rated AAA are considered to be of investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefor impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Municipal bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Municipal bonds rated C are in imminent default in the payment of interest or principal.

DDD, DD and D: Municipal bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery while D represents the lowest potential for recovery.


Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus are not used for the AAA and the DDD, DD or D categories.


Description of Municipal Note Ratings


Moody's

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.


Description of Commercial Paper Ratings


Moody's


Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


Fitch's


Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect on assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.




Franklin California High Yield Municipal Fund

777 Mariners Island Blvd.
P.O. Box 7777
San Mateo, California 94403-7777

Investment Manager

Franklin Advisers, Inc.
777 Mariners Island Blvd.
P.O. Box 7777
San Mateo, California 94403-7777

Principal Underwriter

Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
P.O. Box 7777
San Mateo, California 94403-7777

Shareholder Services Agent

Franklin/Templeton Investor Services, Inc.
777 Mariners Island Blvd.
P.O. Box 7777
San Mateo, California 94403-7777

Custodian

The Bank of New York
Mutual Funds Division
90 Washington Street
New York, N.Y. 10286

Independent Auditors

Coopers & Lybrand L.L.P.
333 Market Street
San Francisco, California 94105

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098

For an enlarged version of this prospectus please call 1-800/DIAL BEN.

Your Representative Is:
                                    175 P05/96


FRANKLIN
MUNICIPAL
SECURITIES TRUST

FRANKLIN ARKANSAS MUNICIPAL BOND FUND
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND
FRANKLIN HAWAII MUNICIPAL BOND FUND
FRANKLIN TENNESSEE MUNICIPAL BOND FUND
FRANKLIN WASHINGTON MUNICIPAL BOND FUND


STATEMENT OF
ADDITIONAL INFORMATION
777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN
OCTOBER 1, 1995, AS AMENDED APRIL [] 1996


CONTENTS                          PAGE


How Do the Funds Invest Their Assets?


Description of Municipal and
  Other Securities

Investment Restrictions


Officers and Trustees


Investment Advisory and Other Services


How Do the Funds Purchase Securities for Their Portfolio

How Do I Buy and Sell Shares?

How Are Fund Shares Valued?


Additional Information Regarding Taxation


The Fund's Underwriter


General Information

Financial Statements

Appendix A - Further Information on
  Special Factors Affecting Each State Fund

Appendix B - Description of Municipal
  Securities Ratings


Franklin Municipal Securities Trust (the "Trust") is an open-end management investment company consisting of five separate, non-diversified series:
Franklin Arkansas Municipal Bond Fund (the "Arkansas Fund"), Franklin California High Yield Municipal Fund (the "California Fund"), Franklin Hawaii Municipal Bond Fund (the "Hawaii Fund"), Franklin Tennessee Municipal Bond Fund (the "Tennessee Fund") and Franklin Washington Municipal Bond Fund (the "Washington Fund"), each of which may be referred to collectively or separately as the "Funds" or "Fund." Each Fund seeks to provide investors with as high a level of income exempt from regular federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. The Arkansas, California, Hawaii and Tennessee Funds also seek to provide a maximum level of income which is exempt from state personal income taxes for resident shareholders of each such state. The state of Washington currently imposes no state income tax. As a secondary objective the California Fund will seek capital appreciation to the extent this is possible and is consistent with its principal investment objective.

Each Fund seeks to accomplish its objective by investing primarily in municipal securities issued by its respective state and the state's political subdivisions, agencies and instrumentalities which pay interest exempt such state's personal income taxes (if any) and regular federal income taxes.

Each Fund's (except the California Fund) investments in municipal securities will be limited to such investments rated in one of the four highest ratings categories by a recognized ratings agency or in securities which are not rated, but deemed to be comparable in quality. In addition to its ability to invest in higher rated municipal securities, the California High Yield Fund may invest, without percentage limitation, in lower rated or unrated but deemed to be comparable in quality municipal securities.



The California Fund offers two classes of shares: Franklin California High Yield Municipal Fund - Class I ("Class I") and Franklin California High Yield Municipal Fund - Class II ("Class II").This multiclass structure allows you to consider, among other features, the impact of sales charges and distribution fees ("Rule 12b-1 fees") on you investment in the Fund. The other series sales charges and Rule 12b-1 fees are similar to the Class I structure and are discussed as Class I for those purposes.

A Prospectus for the California Fund, dated October 1, 1995, as amended April [], 1996, and a Prospectus for Arkansas, Hawaii, Tennessee and Washington Funds, dated October 1, 1995, each as may be further amended from time to time, provide the basic information a prospective investor should know before investing in a Fund and may be obtained without charge from the Trust or from its principal underwriter, Franklin/Templeton Distributors, Inc. ("Distributors"), at the address shown above.


THIS STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUSES. THIS SAI IS INTENDED TO PROVIDE AN INVESTOR WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE TRUST AND EACH FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

EACH FUND'S INVESTMENT
OBJECTIVE AND POLICIES


As noted in the prospectuses, each Fund attempts to invest 100% and, as a matter of fundamental policy, invests at least 80% of the value of its net assets in municipal securities, the interest on which is exempt from regular federal income taxes, but which may be deemed to be a preference item under the federal alternative minimum tax. It is also the policy of each Fund to invest at least 65% of its total assets in bonds which pay interest that is exempt from personal income tax in its respective state, where such state imposes an income tax. Interest paid on certain types of municipal obligations, such as "private activity bonds," and the dividends to be paid by each Fund therefrom, although exempt from regular federal income tax, may be deemed to be a preference item under the federal alternative minimum tax, and thus subject to the federal alternative minimum tax.

It is possible, although not anticipated, that up to 20% of each Fund's net assets could be in obligations subject to regular federal taxation and/or up to 35% of each Fund's total assets could be in municipal securities from other states. In addition, it is possible that each Fund's investments could consist entirely of bonds, the interest on which is subject to the federal alternative minimum tax.

The Arkansas, Hawaii, Tennessee and Washington Funds may invest, without percentage limitation, in securities having at the time of purchase one of the four highest ratings of one or more of a nationally recognized statistical rating organization ("NRSRO"). These ratings are Aaa, Aa, A, Baa, by Moody's Investors Service ("Moody's"), AAA, AA, A, BBB by Standard & Poor's Corporation ("S&P") or AAA, AA, A, BBB by Fitch Investors Service, Inc. ("Fitch.") The Funds may also invest in securities which are not rated, provided that, in the opinion of the Fund's investment manager, Franklin Advisers, Inc. ("Advisers" or "Manager"), such securities are comparable in quality to those within the four highest ratings. These are considered to be "investment grade" securities, although bonds rated in the fourth highest rating category by the foregoing rating services are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and to have some speculative characteristics. In addition, the California High Yield Fund may invest, without percentage limitation, in lower rated securities and may invest up to 5% of its assets (at the time of purchase) in defaulted securities. Risk considerations of investments in lower rated bonds are described in the Prospectus for the California Fund. Please see "Appendix B" for a description of the ratings.

Although each Fund seeks to invest all its assets in a manner designed to accomplish its objectives, there may be times where market conditions limit the availability of appropriate municipal securities or, in the Manager's opinion, there exist uncertain economic, market, political, or legal conditions which may jeopardize the value of municipal securities. Accordingly, for temporary defensive purposes, each Fund may invest more than 20% and up to 100% of its total assets in taxable, fixed-income obligations, and each Fund may invest more than 35% and up to 100% of the value of its total assets in instruments, the interest on which is exempt from regular federal income taxes, but not the respective state's personal income tax, where such state imposes an income tax.


It is the policy of each Fund that illiquid securities (a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities) may not constitute, at the time of purchase or at any time, more than 10% of the value of the net assets of the Fund.

DESCRIPTION OF MUNICIPAL
AND OTHER SECURITIES

Each Prospectus describes the general categories and nature of municipal securities. Discussed below are the major attributes of the various municipal and other securities in which each Fund may invest.


TAX ANTICIPATION NOTES. These are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.

REVENUE ANTICIPATION NOTES. These are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They are usually general obligations of the issuer. Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES. These are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

MUNICIPAL BONDS. Municipal Bonds which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds.


1. GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

2. REVENUE BONDS. A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, from which money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities are provided with further security in the form of state assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

INDUSTRIAL DEVELOPMENT BONDS. These are, in most cases, revenue bonds and are issued by or on behalf of public authorities to raise money for the financing of various privately-operated facilities for business manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is solely dependent on the ability of the facilities user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payment.

VARIABLE OR FLOATING RATE DEMAND NOTES ("VRDNS"). These are tax-exempt obligations which contain a floating or variable interest rate and a right of demand which may be unconditional, to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily up to monthly, and are calculated to maintain the market value of the VRDN at approximately its par value upon the adjustment date.

ZERO COUPON SECURITIES. A Fund's investment in zero coupon and delayed interest bonds may cause a Fund to recognize income and make distributions to shareholders prior to the receipt of cash payments. Zero-coupon securities make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer receives a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specific maturity date.

Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, the value of such securities is generally more volatile than other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zeros fall more dramatically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

In order to generate cash to satisfy distribution requirements, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

WHEN-ISSUED PURCHASES. New issues of municipal securities are offered on a when-issued basis; that is, payment for and delivery of the securities (the "settlement date") normally takes place after the date that the offer is accepted. The purchase price and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. While the Trust will always make commitments to purchase such securities with the intention of actually acquiring the securities, it may nevertheless sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is each Fund's intention to be fully invested to the extent practicable and subject to the policies stated in the Prospectus. At the time the Trust makes the commitment to purchase a municipal bond on a when-issued basis, it will record the transaction and reflect the value of the security in determining each Fund's net asset value. The Trust does not believe that each Fund's net asset value or income will be adversely affected by the purchase of municipal bonds on a when-issued basis. Each Fund will establish a segregated account, in which it will maintain cash and marketable securities equal in value to commitments for when-issued securities.


OTHER. Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a AAA rating from S&P and Moody's.


Commercial Paper refers to promissory notes issued by corporations in order to finance their short-term credit needs.

There may, of course, be other types of municipal securities that become available which are similar to the foregoing described municipal securities and in which each Fund may invest so long as they are consistent with the Fund's investment objective and policies.


OTHER TYPES OF INVESTMENTS


The Funds may invest in all types of U.S. government securities including:
(1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and
(2) obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as GNMA, the Export-Import Bank and the Farmers Home Administration. Some of the Fund's investments will include obligations which are supported by the full faith and credit pledge of the U.S. government. In the case of U.S. government obligations which are not backed by the full faith and credit pledge of the U.S. government (e.g., obligations of FNMA and a Federal Home Loan Bank), a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.


OTHER POLICIES


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, each Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 102%. Such collateral shall consist of cash. The lending of securities is a common practice in the securities industry. A Fund engages in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

INVESTMENT RESTRICTIONS



The Trust has adopted the following restrictions as fundamental policies of each Fund, which means that they may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy. The Funds MAY NOT:


 1. Borrow money or mortgage or pledge any of its assets, except that borrowing (and a pledge of assets therefore) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

 2. Buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 3. Make loans, except by engaging in repurchase transactions and except through the purchase of readily marketable debt securities which are either publicly distributed or customarily purchased by institutional investors. Although such loans are not presently intended, this prohibition will not preclude a Fund from loaning portfolio securities to broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower, provided such portfolio security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan.

 4. Act as underwriter of securities issued by other persons, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that, in the case of the Arkansas and Tennessee Funds, all or substantially all of the assets of either Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 5. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities, except that, in the case of the Arkansas and Tennessee Funds, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies as the Fund, or except as permitted under investment restriction Number 9 regarding the purchase of shares of money market funds managed by Advisers or its affiliates.

 6. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices and provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

 7. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of obligations with puts attached in accordance with its investment policies.

 8. Invest in companies for the purpose of exercising control or management, except that, in the case of the Arkansas and Tennessee Funds, to the extent this restriction is applicable, all or substantially all of the assets of either Fund may be invested in another registered investment company having the same investment objective and policies as the Fund.

 9. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, provided that, in the case of the Arkansas and Tennessee Funds, all or substantially all of the assets of either Fund may be invested in another registered investment company having the same investment objective and policies as the Fund. To the extent permitted by exemptions which may be granted under the 1940 Act, each Fund may invest in shares of one or more money market funds managed by Advisers or its affiliates.

10. Invest more than 25% of its assets in securities of any industry, except that, in the case of the Arkansas and Tennessee Funds, to the extent this restriction is applicable, all or substantially all of the assets of either Fund may be invested in another registered investment company having the same investment objective and policies as the Fund. For purposes of this limitation, municipal securities and U.S. government obligations are not considered to be part of any industry.

So long as the percentage restrictions above are observed by each Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of a Fund as a whole will not cause a violation of any of the foregoing restrictions.

To the extent municipal securities constitute securities issued to finance non-governmental business activities, they are generally not deemed to be exempt from taxation under federal law. As such, these securities, if purchased by a Fund, will be subject to the prohibition in investment restriction number 10 against concentrating in an industry.

In addition, the Funds may not invest in real estate limited partnerships or in interests in oil, gas or other mineral leases.


OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the Trust and each Fund, including general supervision and review of each Fund's investment activities. The trustees, in turn, elect the officers of the Trust who are responsible for administering day-to-day operations of the Trust and each Fund. The affiliations of the officers and trustees and their principal occupations for the past five years are listed below. Trustees who are deemed to be "interested persons" of the Trust, as defined in the 1940 Act, are indicated by an asterisk (*).


Frank H. Abbott, III (75)
1045 Sansome St.
San Francisco, CA 94111


Trustee

President and Director, Abbott Corporation (an investment company); and director, trustee or managing general partner, as the case may be, of 31 of the investment companies in the Franklin Group of Funds.

Harris J. Ashton (63)
General Host Corporation
Metro Center, 1 Station Place
Stamford, CT 06904-2045

Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods; and director, trustee or managing general partner, as the case may be, of 56 of the investment companies in the Franklin Templeton Group of Funds.


*Harmon E. Burns (51)
777 Mariners Island Blvd.
San Mateo, CA 94404


Vice President and Trustee

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee of 43 of the investment companies in the Franklin Templeton Group of Funds.

S. Joseph Fortunato (63)
Park Avenue at Morris County
P. O. Box 1945
Morristown, NJ 07962-1945

Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director of General Host Corporation; director, trustee or managing general partner, as the case may be, of 58 of the investment companies in the Franklin Templeton Group of Funds.


David W. Garbellano (81)
111 New Montgomery St., #402
San Francisco, CA 94105


Trustee

Private Investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director, trustee or managing general partner, as the case may be, of 30 of the investment companies in the Franklin Group of Funds.


*Charles B. Johnson (63)
777 Mariners Island Blvd.
San Mateo, CA 94404

Chairman of the Board and Trustee


President and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and General Host Corporation; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.


*Rupert H. Johnson, Jr.(55)
777 Mariners Island Blvd.
San Mateo, CA 94404

President and Trustee


Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in the Franklin Templeton Group of Funds.


Frank W. T. LaHaye (67)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014


Trustee

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Office Systems, Inc.; Director, FischerImaging Corporation; and director or trustee, as the case may be, of 26 of the investment companies in the Franklin Group of Funds.

Gordon S. Macklin (67)
8212 Burning Tree Road
Bethesda, MD 20817

Trustee

Chairman, White River Corporation (information services); Director, Fund American Enterprises Holdings, Inc., Lockheed Martin Corporation, MCI Communications Corporation, MedImmune, Inc. (biotechnology), InfoVest Corporation (information services), and Fusion Systems Corporation (industrial technology); and director, trustee or managing general partner, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds; and formerly held the following positions:
Chairman, Hambrecht and Quist Group; Director, H & Q Healthcare Investors; and President, National Association of Securities Dealers, Inc.


Hayato Tanaka (78)
277 Haihai Street
Hilo, HI 96720


Trustee

Retired, former owner of The Jewel Box Orchids; and director or trustee, as the case may be, of two of the Franklin Group of Funds.

Kenneth V. Domingues (63)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President - Financial Reporting and Accounting Standards

Senior Vice President, Franklin Resources, Inc., Franklin Advisers, Inc., and Franklin Templeton Distributors, Inc.; officer and/or director, as the case may be, of other subsidiaries of Franklin Resources, Inc.; and officer and/or managing general partner, as the case may be, of 37 of the investment companies in the Franklin Group of Funds.

Martin L. Flanagan (35)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President, Templeton Worldwide, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; officer of most other subsidiaries of Franklin Resources, Inc.; and officer of 61 of the investment companies in the Franklin Templeton Group of Funds.


Deborah R. Gatzek (47)
777 Mariners Island Blvd.
San Mateo, CA 94404


Vice President and Secretary

Senior Vice President - Legal, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and officer of 37 of the investment companies in the Franklin Group of Funds.


Charles E. Johnson (39)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091


Vice President


Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin Institutional Services Corporation; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and officer and/or director or trustee, as the case may be, of 26 of the investment companies in the Franklin Templeton Group of Funds.

Thomas J. Kenny (33)
777 Mariners Island Blvd.
San Mateo, CA 94404


Vice President

Senior Vice President, Franklin Advisers, Inc. and officer of eight of the investment companies in the Franklin Group of Funds.


Diomedes Loo-Tam (57)
777 Mariners Island Blvd.
San Mateo, CA 94404


Treasurer and Principal Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 37 of the investment companies in the Franklin Group of Funds.

Edward V. McVey (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President/National Sales Manager, Franklin Templeton
Distributors, Inc.; and officer of 32 of the investment companies in the Franklin Group of Funds.


Trustees not affiliated with the investment manager ("nonaffiliated trustees") may in the future be, but are not currently paid fees. As indicated above, certain of the Trust's nonaffiliated trustees also serve as directors, trustees or managing general partners of other investment companies in the Franklin Group of Funds" and the Templeton Group of Funds (the "Franklin Templeton Group of Funds") from which they may receive fees for their services. The following table indicates the total fees paid to nonaffiliated trustees by other funds in the Franklin Templeton Group of Funds.


                                                      NUMBER OF BOARDS IN THE
                               TOTAL FEES RECEIVED      FRANKLIN TEMPLETON
                                FROM THE FRANKLIN       GROUP OF FUNDS* ON
                                    TEMPLETON           WHICH EACH SERVES**
NAME                             GROUP OF FUNDS*
----                             --------------
Frank H. Abbott, III                 $162,420                   31
Harris J. Ashton                      327,925                   56
S. Joseph Fortunato                   344,745                   58
David Garbellano                      146,100                   30
Frank W.T. LaHaye                     143,200                   26
Gordon S. Macklin                     321,525                   53
Hayato Tanaka                             500                    2

*For the calendar year ended December 31, 1995.

**The number of boards is based on the number of registered investment companies in the Franklin Templeton Group of Funds and does not include the total number of series or funds within each investment company for which the trustees are responsible. The Franklin Templeton Group of Funds currently includes 61 registered investment companies, consisting of approximately 162 U.S. based funds or series.

Nonaffiliated trustees are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or trustee received any other compensation directly from the Trust. Certain officers or trustees who are shareholders of Franklin Resources, Inc.("Resources") may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of February 14 1996, the trustees and officers, as a group, owned of record and beneficially approximately 10,268 shares of the California Fund, or less than 1% of the total outstanding shares of the California Fund and no shares of the other Funds. Many of the Trust's trustees also own shares in various of the other funds in the Franklin Templeton Group of Funds. Charles
E. Johnson is the son and nephew, respectively, of Charles B. Johnson and Rupert H. Johnson, Jr., who are brothers.


INVESTMENT ADVISORY AND OTHER SERVICES


The investment manager of each Fund in the Trust is Advisers. Advisers is a wholly-owned subsidiary of Resources a publicly-owned holding company whose shares are listed on the New York Stock Exchange (the "Exchange"). Resources owns several other subsidiaries that are involved in investment management and shareholder services.

Pursuant to the management agreement, the Manager provides investment research and portfolio management services, including the selection of securities for the Fund to purchase, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The Manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The Manager's activities are subject to the review and supervision of the Board to whom the Manager renders periodic reports of the Fund's investment activities. Under the terms of the management agreement, the Manager provides office space and office furnishings, facilities and equipment required for managing the business affairs of the Fund; maintains all internal bookkeeping, clerical, secretarial and administrative personnel and services; and provides certain telephone and other mechanical services. The Manager is covered by fidelity insurance on its officers, directors and employees for the protection of the Fund. Please see the Statement of Operations in the financial statements included in the Fund's Annual Report to Shareholders for the fiscal year ended May 31, 1995.

The Manager also provides management services to numerous other investment companies or funds pursuant to management agreements with each fund. The Manager may give advice and take action with respect to any of the other funds it manages, or for its own account, which may differ from action taken by the Manager on behalf of the Fund. Similarly, with respect to the Fund, the Manager is not obligated to recommend, purchase or sell, or to refrain from recommending, purchasing or selling any security that the Manager and access persons, as defined by the 1940 Act, may purchase or sell for its or their own account or for the accounts of any other fund. Furthermore, the Manager is not obligated to refrain from investing in securities held by the Fund or other funds which it manages or administers. Of course, any transactions for the accounts of the Manager and other access persons will be made in compliance with the Fund's Code of Ethics.

Pursuant to the management agreement, each Fund is obligated to pay the Manager a fee equal to a monthly rate of 5/96 of 1% (approximately 5/8 of 1% per year) for the first $100 million of net assets of the Fund; 1/24 of 1% (approximately 1/2 of 1% per year) on net assets of the Fund in excess of $100 million up to $250 million; and 9/240 of 1% (approximately 45/100 of 1% per year) of net assets of the Fund in excess of $250 million. The fee is computed and paid monthly based on the average daily net assets of each Fund during the month. Each class of the California Fund will pay its share of the management fee, as determined by the proportion of the Fund that each class represents.

The management agreement specifies that the management fee will be reduced to the extent necessary to comply with the most stringent limits on the expenses which may be borne by the Funds as prescribed by any state in which the Funds' shares are offered for sale. The most stringent current limit requires the Manager to reduce or eliminate its fee to the extent that aggregate operating expenses of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses such as litigation costs) would otherwise exceed in any fiscal year 2.5% of the first $30 million of average net assets of the Fund, 2.0% of the next $70 million of average net assets of the Fund and 1.5% of average net assets of the Fund in excess of $100 million. Expense reductions have not been necessary based on state requirements.

The Manager has agreed in advance to waive all of its management fees and make certain payments to reduce expenses. The table below sets forth on a per Fund basis the management fees before any advance waiver and the fees paid for the fiscal years ended May 31, 1993, 1994, and 1995 and for the six months ended November 30, 1995.

                      FEES BEFORE          MANAGEMENT
                        ADVANCE            FEES PAID
1995*                    WAIVER           BY THE FUND
                         ------           -----------
Arkansas Fund           $ 15,828              $ 0
California Fund          181,128             43,361
Hawaii Fund             117,033              24,789
Tennessee Fund           23,617                   0
Washington Fund          18,258                   0

1995
Arkansas Fund            18,634                   0
California Fund         256,329                   0
Hawaii Fund             175,686                  0
Tennessee Fund           22,569                   0
Washington Fund          29,848                   0

1994
Arkansas Fund              1,175                  0
California Fund         111,130                   0
Hawaii Fund             152,252                   0
Tennessee Fund            1,181                   0
Washington Fund          22,669                   0

1993
Arkansas Fund               n/a               n/a
California Fund            1,175                  0
Hawaii Fund              61,202                   0
Tennessee Fund              n/a               n/a
Washington Fund           1,167                   0

*For the six-month period ended November 30, 1995.

The management agreement is in effect until March 31, 1996. Thereafter, it may continue in effect for successive annual periods providing such continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Fund's trustees who are not parties to the management agreement or interested persons of any such party (other than as trustees of the Trust), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or , as to each Fund, by a vote of the holders of a majority of the Fund's outstanding voting securities, or by the Manager on 30 days' written notice and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Franklin/Templeton Investor Services, Inc. ("Investor Services"), a wholly-owned subsidiary of Resources, is the shareholder servicing agent for the Fund and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. Bank of America NT & SA, 555 California Street, 4th Floor, San Francisco, California 94104, acts as custodian for cash received in connection with the purchase of Fund shares. Citibank Delaware, One Penn's Way, New Castle, Delaware 19720, acts as custodian in connection with transfer services through bank automated clearing houses. The custodians do not participate in decisions relating to the purchase and sale of portfolio securities.

Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Trust's independent auditors. During the fiscal year ended May 31, 1995, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended May 31, 1995.

HOW DO THE FUNDS PURCHASE SECURITIES FOR THEIR PORTFOLIOS?

Since most purchases by the Funds are principal transactions at net prices, the Funds incur little or no brokerage costs. The Funds deal directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on their behalf, unless it is determined that a better price or execution may be obtained by utilizing the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Fund does not purchase bonds in underwritings where it is given no choice, or only limited choice, in the designation of dealers to receive the commission. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services rendered by such dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services received by the Manager from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits the Manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, the Manager and its affiliates may use this research and data in their investment advisory capacities with other clients. Provided that the Trust's officers are satisfied that the best execution is obtained, the sale of Fund shares may also be considered as a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

During the past three fiscal years ended May 31, 1995, and the six months ended November 30, 1995 the Funds paid no brokerage commissions. As of May 31 1995, the Funds did not own securities of their regular broker-dealers.

HOW DO I BUY AND SELL SHARES?

In connection with exchanges, it should be noted that since the proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the redemption, the funds into which you are seeking to exchange reserve the right to delay issuing shares pursuant to an exchange until said fifth business day. The redemption of shares of a Fund to complete an exchange will be effected at the close of business on the day the request for exchange is received in proper form at the net asset value then effective. Please see "What If My Investment Outlook Changes? - Exchange Privilege" in the Prospectuses.

If, in connection with the purchase of Fund shares, you submit a check or a draft that is returned unpaid to a Fund, the Fund may impose a $10 charge against your account for each returned item.

Dividend checks returned to a Fund marked "unable to forward" by the postal service will be deemed to be a request to change your dividend option to reinvest all distributions and the proceeds will be reinvested in additional shares at net asset value until new instructions are received.

The Funds may deduct from your account the costs of its efforts to locate you if mail is returned as undeliverable or the Funds are otherwise unable to locate you or verify your current mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Under agreements with certain banks in Taiwan, Republic of China, the Funds' shares are available to such banks' discretionary trust funds at net asset value. The banks may charge service fees to their customers who participate in the discretionary trusts. Pursuant to agreements, a portion of such service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of the Funds may be offered to investors in Taiwan through securities firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares will be offered with the following schedule of sales charges:

SIZE OF PURCHASE - U.S. DOLLARS               SALES CHARGE
Up to $100,000                                3%
$100,000 to $1,000,000                        2%
Over $1,000,000                               1%


PURCHASES AND REDEMPTIONS THROUGH SECURITIES DEALERS


Orders for the purchase of shares of a Fund received in proper form prior to the scheduled close of the Exchange (generally 1:00 p.m. Pacific time) any business day that the Exchange is open for trading and promptly transmitted to the Fund will be based upon the public offering price determined that day. Purchase orders received by securities dealers or other financial institutions after the scheduled close of the Exchange will be effected at the Fund's public offering price on the day it is next calculated. The use of the term "securities dealer" herein shall include other financial institutions which, either directly or through affiliates, have an agreement with Distributors to handle customer orders and accounts with the Fund. Such reference, however, is for convenience only and does not indicate a legal conclusion of capacity.

Orders for the redemption of shares are effected at net asset value subject to the same conditions concerning time of receipt in proper form. It is the securities dealer's responsibility to transmit the order in a timely fashion and any loss to you resulting from the failure to do so must be settled between you and the securities dealer.

OTHER PAYMENTS TO SECURITIES DEALERS

As discussed in the Prospectuses under "How Do I Buy Shares? - General," either Distributors or one of its affiliates may make payments, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class I shares made at net asset value by certain trust companies and trust departments of banks, as described below. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the securities dealer in the event shares are redeemed within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.


LETTER OF INTENT

You may qualify for a reduced sales charge on the purchase of Class I shares of the Fund, as described in the Prospectus. At any time within 90 days after the first investment which you want to qualify for a reduced sales charge, you may file with the Fund a signed Shareholder Application with the Letter of Intent (the "Letter") section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based upon purchases in more than one of the Franklin Templeton Funds will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds, including Class II shares, acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter but will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13-month period, there will be an upward adjustment of the sales charge, depending upon the amount actually purchased (less redemptions) during the period. If you execute a Letter prior to a change in the sales charge structure for the Fund, you will be entitled to complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name. If the total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the offering price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of such purchases had been made at a single time. Upon such remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account prior to fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


REDEMPTIONS IN KIND


Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the Securities and Exchange Commission ("SEC"). In the case of redemption requests in excess of these amounts, the trustees reserve the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In such circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. Should it happen, however, you may not be able to recover your investment in a timely manner.

REDEMPTIONS BY THE FUNDS

Due to the relatively high cost of handling small investments, the Funds reserve the right to involuntarily redeem your shares at net asset value if your account has a value of less than one-half of your initial required minimum investment, but only where the value of your account has been reduced by the prior voluntary redemption of shares. Until further notice, it is the present policy of the Funds not to exercise this right if your account has a value of $50 or more. In any event, before the Funds redeem your shares and sends you the proceeds, it will notify you that the value of the shares in your account is less than the minimum amount and allow you 30 days to make an additional investment in an amount which will increase the value of your account to at least $100.


REPORTS TO SHAREHOLDERS


The Trust sends annual and semiannual reports regarding its performance and portfolio holdings to shareholders. If you would like to receive an interim quarterly report, you may phone Fund Information at 1-800/DIAL BEN.


SPECIAL SERVICES


The Franklin Templeton Institutional Services Department provides specialized services, including recordkeeping, for institutional investors of the Fund. The cost of these services is not borne by the Fund.

Investor Services may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Funds may reimburse Investor Services an amount not to exceed the per account fee which the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

HOW ARE FUND SHARES VALUED?


As noted in the Prospectus, each Fund calculates the net asset value of each class as of the scheduled close of the Exchange (generally 1:00 p.m. Pacific time) each day that the Exchange is open for trading. As of the date of this SAI, the Trust is informed that the Exchange observes the following holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by the Manager. Municipal securities generally trade in the over-the-counter market rather than on a securities exchange.

Generally, trading in, U.S. government securities and tax-free money market instruments is substantially completed each day at various times prior to the scheduled close of the Exchange. The value of these securities used in computing the net asset value of the Fund's shares is determined as of those times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the Exchange which will not be reflected in the computation of the net asset value of each class of the Funds. If events materially affecting the values of these securities occur during such period, then the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of trustees, the Trust may utilize a pricing service, bank or securities dealer to perform any of the above described functions.

ADDITIONAL INFORMATION REGARDING TAXATION


As stated in the Prospectuses, each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The trustees reserve the right not to maintain the qualification of any Fund as a regulated investment company if they determine such course of action to be beneficial to the shareholders. In such case, a Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, to the alternative minimum tax on a portion of its tax-exempt income, and distributions (including tax-exempt interest dividends to shareholders) will be taxable to the extent of such Fund's available earnings and profits.


The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Funds and received you on December 31 of the calendar year in which they are declared. Each Fund intends as a matter of policy to declare and pay such dividends, if any, in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount received, subject to the rules described below. If such shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.


Since the Funds' income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of the Funds' distributions will generally be eligible for the corporate dividends-received deduction. None of the distributions paid by the Funds for the fiscal year ended May 31, 1995, qualified for this deduction and it is not anticipated that any of the current year dividends for any of the Funds will so qualify.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of such Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption. Any loss disallowed under these rules will be added to the tax basis of the shares purchased.


All or a portion of the sales charge incurred in purchasing shares of a Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss with respect to such shares) if the sales proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Funds (defined under "How Do I Buy Shares?" or "How to Buy Shares of Each Fund" in the Prospectuses) and a sales charge which would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to your tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to your redemption or exchange of Fund shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a Fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a fund. Investments in GNMA/FNMA securities and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. While it is not the primary investment objective of any Fund of the Trust to invest in such obligations, the Funds are authorized to so invest for temporary or defensive purposes. To the extent that such investments are made, any affected Fund will provide shareholders with the percentage of any dividends paid which may qualify for such tax-free treatment at the end of each calendar year. You should consult with your tax advisor with respect to the application of your state and local laws to these distributions and on the application of other state and local laws on distributions and redemption proceeds received from the Fund.

If you are defined in the Code as "substantial users" (or a related person) of facilities financed by private activity bonds you should consult with your tax advisor before purchasing shares of the Funds.


THE TRUST'S UNDERWRITER


Pursuant to an underwriting agreement in effect until March 31, 1996, Distributors acts as principal underwriter in a continuous public offering for both classes of the Trust's shares. The underwriting agreement will continue in effect for successive annual periods provided that its continuance is specifically approved at least annually by a vote of the Board or. as to each Fund, by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Trust's trustees who are not parties to the underwriting agreement or interested persons of any such party (other than as directors trustees of the Trust), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Trust pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders of the Funds.

In connection with the offering of the Funds' shares, aggregate underwriting commissions received by Distributors for the fiscal years ended May 31, 1993, 1994, and 1995 and for the six months ended November 30, 1995, and the amounts retained after reallowances to dealers were as follows:

                            TOTAL                TOTAL
                         COMMISSIONS          COMMISSIONS
1995*                     RECEIVED             RETAINED
-----                     --------             --------
Arkansas Fund             $ 49,137              $ 3,066
California Fund            698,339               31,585
Hawaii Fund                97,045                   626
Tennessee Fund             85,104                 5,620
Washington Fund              9,757                  608

1995
Arkansas Fund               62,191                2,536
California Fund            475,044               34,733
Hawaii Fund                185,598               12,861
Tennessee Fund              98,793                4,642
Washington Fund             34,183                2,172

1994
Arkansas Fund                 0                    0
California Fund            847,492               66,225
Hawaii Fund                420,455               51,159
Tennessee Fund                0                       0
Washington Fund             81,291                4,336

1993
Arkansas Fund                n/a                  n/a
California Fund              1,801                   0
Hawaii Fund                538,200               54,367
Tennessee Fund               n/a                  n/a
Washington Fund                 0                    0
*For the six-month period ended November 30, 1995.

Distributors may be entitled to reimbursement under the distribution plans for each class, as discussed below. Except as noted, Distributors received no other compensation for acting as underwriter of the Funds.


DISTRIBUTION PLANS


Each class of the Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Class I Plan" and "Class II Plan," respectively, or "Plan(s)").

THE CLASS I PLAN. Under the Class I Plan, The Hawaii Fund may pay up to a maximum of .10% per annum of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares. Arkansas, California, Tennessee and Washington may each pay up to a maximum of .15% per annum of its average daily net assets.

Pursuant to the Class I Plan, Distributors or others will be entitled to be reimbursed each quarter (up to the maximum stated above) for actual expenses incurred in the distribution and promotion of Class I shares, including, but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a prorated portion of Distributors' overhead expenses attributable to the distribution of Class I shares, as well as any distribution or service fees paid to securities dealers or their firms or others who have executed a servicing agreement with the Fund, Distributors or its affiliates.

THE CLASS II PLAN. Under the California Fund Class II Plan, the Fund pays Distributors up to .50% per annum of the average daily net assets of Class II, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All expenses of distribution and marketing over this amount will be borne by Distributors or others who have incurred them without reimbursement by the Fund. Under the Class II Plan, the Fund also pays an additional .15% per annum of the average daily net assets of Class II, payable quarterly, as a servicing fee. This fee will be used to pay dealers or others for, among other things, assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; receiving and answering correspondence; monitoring dividend payments from the Fund on behalf of customers; and similar activities related to furnishing personal services and maintaining shareholder accounts. At the time of investment, Distributors may pay the securities dealer a commission of up to 1% of the amount invested out of its own resources.

CLASS I AND CLASS II PLANS. In addition to the payments that Distributors or others are entitled to under the Plans, each Plan also provides that to the extent the Funds, the Manager or Distributors or other parties on behalf of the Funds, the Manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan. The terms and provisions of the Plans relating to required reports, term, and approval are consistent with Rule 12b-1.


In no event shall the aggregate asset-based sales charges, which include payments made under the Plans, plus any other payments deemed to be made pursuant to the Plans, exceed the amount permitted to be paid pursuant to the Rules of Fair Practice of the National Association of Securities Dealers, Inc., Article III, Section 26(d)4.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the Plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. Such banking institutions, however, are permitted to receive fees under the Plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing such services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought.
In such an event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The Plans have been approved in accordance with the provisions of Rule 12b-1. The Plans are effective through March 31, 1996 for Class I and through April 30, 1997 for Class II, and renewable annually by a vote of the Board, including a majority vote of the trustees who are non-interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such trustees be done by the non-interested trustees. The Plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested trustees on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the Manager, or the underwriting agreement with Distributors, or, as to each Fund or class by vote of a majority of the outstanding shares of the Fund or class. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The Plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund or class, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.
For the fiscal year ended May 31, 1995, and the six months ended November 30, 1995, the total amount paid by each Fund pursuant to the Plans was paid to brokers or dealers in the amounts listed below.

FUND                                FISCAL YEAR       SIX-MONTHS
                                   ENDED MAY 31,     PERIOD ENDED
                                  1995 AMOUNT PAID NOVEMBER 30, 1995
Arkansas Fund                          $ 898            $ 1,458
California Fund                        35,842            25,054
Hawaii Fund                            19,175            16,600
Tennessee Fund                         1,672              2,952
Washington Fund                        2,286              1,591



GENERAL INFORMATION

PERFORMANCE


As noted in the Prospectus, the Fund may from time to time quote various performance figures for each class to illustrate past performance and may occasionally cite statistics to reflect volatility or risk. Performance quotations by investment companies are subject to rules adopted by the SEC. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance for each class follows.


TOTAL RETURN


The average annual total return is determined by finding the average annual compounded rates of return over one-, five- and ten-year periods, or fractional portion thereof, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase order, and income dividends and capital gains are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period and the deduction of all applicable charges and fees. If a change is made on the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

In considering the quotations of total return by each Fund, you should remember that the maximum front-end sales charge reflected in each quotation is a one time fee (charged on all direct purchases), which will have its greatest impact during the early stages of your investment in that Fund. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual compounded rates of return for Class I shares for the one-year period ended on November 30, 1995 and for the period from inception of each Class I shares to November 30, 1995, were as follows:

                                             AVERAGE ANNUAL
                                              TOTAL RETURN
                               INCEPTION             ONE-            FROM
                              OF THE FUND            YEAR          INCEPTION
Arkansas Fund                   05/10/94            15.51%           5.24%
California Fund                 05/03/93            13.13%           4.72%
Hawaii Fund                     02/26/92            15.71%           6.87%
Tennessee Fund                  05/10/94            15.78%           6.68%
Washington Fund                 05/03/93            17.96%           4.31%

These figures were calculated according to the SEC formula:

P(1+T)n  = ERV


where:

P     =     a hypothetical initial payment of $1,000

T     =     average annual total return

n     =     number of years

ERV   =     ending redeemable value of a hypothetical $1,000
payment made at the beginning of the one-, five- or ten-year periods at the end of the one-, five- or ten-year periods (or fractional portion thereof)


As discussed in the Prospectus, the Fund may quote total rates of return for each class in addition to the average annual total return for each class. These quotations are computed in the same manner as the average annual compounded rates, except they will be based on the actual return of a class for a specified period rather than on the average return over one-, five- and ten-year periods, or fractional portion thereof. The total rates of return for Class I shares for the one-year period ended November 30, 1995, and from inception date of each Class I shares to November 30, 1995 were as follows:

                                           AGGREGATE ANNUAL
                                             TOTAL RETURN
                              INCEPTION             ONE-             FROM
                             OF THE FUND            YEAR          INCEPTION
Arkansas Fund                 05/10/94             15.51%           8.30%
California Fund               05/03/93             13.13%           12.64%
Hawaii Fund                   02/26/92             15.71%           28.40%
Tennessee Fund                05/10/94             15.78%           10.63%
Washington Fund               05/03/93             17.96%           11.50%

CURRENT YIELD

The current yield of Class I reflects the income per share earned by each Fund's portfolio investments and is determined by dividing the net investment income per share of earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the Funds during the base period. The yield for Class I shares for the 30-day period ended on November 30, 1995 was as follows:

Arkansas Fund                 5.26%
California Fund               6.05%
Hawaii Fund                   5.29%
Tennessee Fund                5.23%
Washington Fund               5.47%

This figure was obtained using the following SEC formula:

Yield = 2 [(A-B + 1)6 - 1]
            cd


where:

a = interest earned during the period


b =   expenses accrued for the period (net of fee waivers and     expense
reductions, if any)


c =   the average daily number of shares outstanding during the   period that
were entitled to receive dividends

d =   the maximum offering price per share on the last day of the period

TAX EQUIVALENT YIELD


The Funds may also quote a tax equivalent yield for each class that demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund which invests in tax-exempt obligations. Tax equivalent yield is computed by dividing the portion of the class' yield (computed as indicated above) that is tax-exempt by one minus the highest applicable combined federal and state income tax rate (and adding the product to the portion of the class' yield that is not tax-exempt, if any). The tax equivalent yield for Class I shares for the 30-day period ended on November 30, 1995 was as follows:

Arkansas Fund                 9.36%
California Fund               11.25%
Hawaii Fund                   9.73%
Tennessee Fund                9.21%
Washington Fund               9.06%


As of the date of this SAI, the state and the combined state and federal income tax rates upon which tax equivalent yield quotations are based are 10% and 45.64% for the Hawaii Fund, 11% and 46.24% for the California High Yield Fund, 7% and 43.83% for the Arkansas Fund, and 6% and 43.22% for the Tennessee Fund. For the Washington Fund, which currently has no state income tax, the maximum federal tax rate of 39.6% will be used. The tax equivalent yield quotations by the Funds will be based upon a 39.6% federal income tax rate.

From time to time, as any changes to such rates become effective, tax equivalent yield quotations advertised by the Funds will be updated to reflect such changes. The Funds expect updates may be necessary as tax rates are frequently changed by federal, state and local governments. The advantage of tax-free investments, such as in the Funds of the Trust, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for each Fund.

CURRENT DISTRIBUTION RATE


Current yield and tax equivalent yield ] which are calculated according to a formula prescribed by the SEC are] not indicative of the amounts which were or will be paid to shareholders of a class. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable equivalent distribution rate. The current distribution rate is computed by dividing the total amount of dividends per share paid by a class during the past 12 months by a current maximum offering price. A taxable equivalent distribution rate demonstrates the taxable distribution rate equivalent to the current distribution rate of a class (calculated as indicated above). The advertised taxable equivalent distribution rate will reflect the most current federal and state tax rates available to a Fund. Under certain circumstances, such as when there has been a change in the amount of dividend payout or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past 12 months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than interest, such as short-term capital gains and is calculated over a different period of time.


VOLATILITY


Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare Fund net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS


For investors who are permitted to purchase Class I shares of the Funds at net asset value, sales literature pertaining to Class I may quote a current distribution rate, yield, total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of net asset value for the public offering price.


Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the Funds may satisfy your investment objective, advertisements and other materials regarding the Funds may discuss certain measures of performance of each class as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Such comparisons may include, but are not limited to, the following examples:


a) Salomon Brothers Broad Bond Index or its component indices - The Broad Index measures yield, price, and total return for Treasury, Agency, Corporate, and Mortgage bonds.

b) Lehman Brothers Aggregate Bond Index or its component indices - The Aggregate Bond Index measures yield, price and total return for Treasury, Agency, Corporate, Mortgage, and Yankee bonds.

c) Lehman Brothers Municipal Bond Index (LBMBI) or its component indices - LBMBI measures yield, price and total return for the municipal bond market.

d) Bond Buyer's 20-Bond Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

e) Bond Buyer's 30-Bond Index - an index of municipal bond yields based upon yields of 20 revenue bonds maturing in 30 years.

f) Bond Buyers 40 Bond Index - an index based on the yields of 40 long-term tax-exempt municipal bonds. Designed to be the basis for the Municipal Bond Index in futures contracts.

g) Financial publications: The Wall Street Journal and Business Week, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

h) Salomon Brothers Composite High Yield Index or its component indices - The High Yield Index measures yield, price and total return for Long-Term High-Yield Index, Intermediate-Term High-Yield Index, Long-Term Utility High-Yield Index.

i) Historical data supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers and Bloomberg, L.P.

j) Merrill Lynch California Municipal Bond Index - based upon yields from revenue and general obligation bonds weighted in accordance with their respective importance to the California municipal market. The index is published weekly in the Los Angeles Times and the San Francisco Chronicle.

k) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

l) Savings & Loan Historical Interest Rates as published by the U.S. Savings & Loan League Fact Book.

m) Inflation as measured by the Consumer Price Index, published by the U.S. Bureau of Labor Statistics.

From time to time, advertisements or information for the Funds may include a discussion of certain attributes or benefits to be derived by an investment in the Funds. Such advertisements or information may include symbols, headlines, or other material which highlight or summarize the information discussed in more detail in the communication.

Advertisements or information may also compare the Funds' performance to the return on certificates of deposit or other investments. Investors should be aware, however, that an investment in the Funds involve the risk of fluctuation of principal value, a risk generally not present in an investment in a certificate of deposit issued by a bank. For example, as the general level of interest rates rise, the value of the Funds' fixed-income investments, as well as the value of their shares which are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Funds' shares can be expected to increase. Certificates of deposit are frequently insured by an agency of the U.S. government. An investment in the Funds is not insured by any federal, state or private entity.

In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the indices and averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their figures. In addition there can be no assurance that the Funds will continue this performance as compared to such other averages.

OTHER FEATURES AND BENEFITS

Each of the Funds may help investors achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college cost and/or other long-term goals. The Franklin College Costs Planner may assist an investor in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads an investor through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that such goals will be met.

MISCELLANEOUS INFORMATION


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group has over $135 billion in assets under management for more than 3.9 million U.S. based mutual fund shareholder and other accounts. The Franklin Group of Funds and the Templeton Group of Funds offer to the public 114 U.S. based mutual funds. The Funds may identify themselves by their NASDAQ symbols or CUSIP numbers.

Franklin is a leader in the tax-free mutual fund industry and manages more than $41 billion in municipal bond assets for over half a million investors. According to Research and Ratings Review, Volume II, dated February 28, 1994, Franklin's municipal research team ranked number 2 out of 1,000 investment advisory firms surveyed by TMS Holdings, Inc. As of November 14, 1994, this raking remains unchanged.


The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past seven years.

From time to time advertisements or sales material issued by the Funds may discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

GENERAL

The Trust will amortize the organizational expenses attributable to each Fund over a period of five years from the effective date of the registration statement covering each Fund. New investors purchasing shares of a Fund after the effective date of such Fund's registration statement under the Securities Act of 1933 will be bearing such expenses during the amortization period.


The shareholders of a Delaware business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund(s) of which a shareholder holds shares. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, your risk of incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

From time to time, the number of shares of each Fund held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Trust, as of February 14, 1996 the principal shareholders of the Funds, beneficial or of record, were as follows:


NAME AND ADDRESS                           SHARE AMOUNT       PERCENTAGE

ARKANSAS FUND

Franklin Resources, Inc.                   238,385.908          37.36%
777 Mariners Island Blvd.
San Mateo, CA 94404

HAWAII FUND
Franklin Resources, Inc.                   248,680.032           6.83%
777 Mariners Island Blvd.
San Mateo, CA 94404
Liu Chang and Lucy C.H. Chang              468,603.561          12.87%
1525 Wilder Ave. #1108
Honolulu, HI 96822
777 Mariners Island Blvd.

TENNESSEE FUND
Franklin Resources, Inc.                   238,577.114          23.80%
777 Mariners Island Blvd
San Mateo, CA 94404

WASHINGTON MUNICIPAL BOND FUND
Franklin Resources, Inc.                   238,385.908          38.34%
777 Mariners Island Blvd.
San Mateo, CA 94404


Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

[As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.]


OWNERSHIP AND AUTHORITY DISPUTES


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the Internal Revenue Service in response to a Notice of Levy.

FINANCIAL STATEMENTS

The audited financial statements contained in the Annual Report to Shareholders of the Trust for the fiscal year ended May 31, 1995, including the auditors' report, and the unaudited Semi-Annual Report to Shareholders for the period ended November 30, 1995, are incorporated herein by reference.


APPENDIX A -
FURTHER INFORMATION ON SPECIAL FACTORS
AFFECTING EACH STATE FUND

The following information is a summary of special factors affecting each of the individual state Funds. It does not purport to be a complete description of such factors and is based primarily upon information derived from public documents relating to securities offerings of issuers of such states and other historically reliable sources. The Trust has not independently verified any of this data. The market value of the shares of any Fund may fluctuate due to factors such as changes in interest rates, matters affecting a particular state, or for other reasons.

ARKANSAS

Arkansas has consistently maintained a balanced budget and a conservative approach to its financial operations. Under the state's Revenue Stabilization Act and other laws enacted in the early 1970s, all general obligation debt must be authorized by voters, restrictions are placed on the total amount of debt that can be issued during any two year budget cycle, and the state is prohibited from engaging in deficit spending i.e. spending cannot exceed revenues in any fiscal year. As a result, Arkansas has maintained one of the lowest debt loads of the states, despite notable increases since 1990, with debt per capita equal to $293.

During fiscal 1994, revenues collected exceeded 1993 levels by 9.3%. Conservative estimates based on slower employment and income growth project revenue growth of 4.6% for each of fiscal years 1995 and 1996 and 5.7% for fiscal 1997. Through February, revenue collections for fiscal 1995 have actually exceeded projections by 1.8%, with declines in revenues from corporate income and alcoholic beverage taxes offset by increases in other tax categories.

Despite the state's steady and strong economic growth, many counties in Arkansas may face financial pressures in the coming years, as a result of the state Supreme Court's recent ruling declaring a county's one cent sales tax unconstitutional. The tax was found to be unconstitutional because it exceeded the half-cent limit on general purpose sales taxes imposed by the state's constitution. This ruling could affect approximately 63 of the state's 75 counties which have general purpose sales taxes exceeding the half-cent limit, including Pulaski County, the state's most populous county.

CALIFORNIA

On June 6, 1978, California voters approved Proposition 13, which added
Article XIIIA to the California Constitution. The principal thrust of Article XIIIA is to limit the amount of ad valorem taxes on real property to one percent of the full cash value as determined by the county assessor. The assessed valuation of all real property may be increased, but not in excess of two percent per year, or decreased to reflect the rate of inflation or deflation as shown by the consumer price index. Article XIIIA requires a vote of two thirds of the qualified electorate to impose special taxes, and completely prohibits the imposition of any additional ad valorem, sales or transaction tax on real property (other than ad valorem taxes to repay general obligation bonds issued to acquire or improve real property), and requires the approval of two-thirds of all members of the State Legislature to change any state tax laws resulting in increased tax revenues.

On November 6, 1979, California voters approved the initiative seeking to amend the California Constitution entitled "Limitation of Government Appropriations" which added Article XIIIB to the California Constitution. Under Article XIIIB state and local governmental entities have an annual appropriations limit and may not spend certain monies which are called appropriations subject to limitations (consisting of tax revenues, state subventions and certain other funds) in an amount higher than the appropriations limit. Generally, the appropriations limit is to be based on certain 1978-79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population and services provided by these entities.

Decreases in state and local revenues in future fiscal years as a consequence of these initiatives may continue to result in reductions in allocations of state revenues to California municipal issuers or reduce the ability of such California issuers to pay their obligations.


In its third year of economic recovery, California continues to show gradual improvement. Although a large portion of the deficit accumulated during the recession still remains, it the state will likely be able to retire its outstanding short-term borrowing as scheduled in April. Its balance sheet is still weak, but California's reliance on external cash flow has been reduced from previous years, and in the fiscal year ended June 30, 1995, the state produced an operating surplus of approximately $800 million.


The 1995-1996 budget, which was passed on August 3, 1995, calls for an operating surplus of approximately $600 million. The budget relies on the unlikely prospect that federal government will provide $500 million in new funding for incarceration of illegal aliens and other programs, as well as allow California to cut an additional $500 million from federally mandated programs such as AFDC and MediCal. At the same time, the temporary top marginal personal income tax rates have expired, bringing down such rates from 10% and 11% to 9.3%. School funding will increase by approximately $1 billion over last year, and there will be an 8% increase in the share of the state budget devoted to prisons.

California's long-term economic difficulties will continue for an extended period of time despite a gradually improving economy. K-12 education and prison costs are expected to rise more rapidly than the overall budget, and county governments are having difficulties resulting from the shift of property taxes from counties to schools. Even in areas where the growth rates appear to be decreasing, such as in health and welfare spending, it is likely that California will encounter the same uncertainties faced by other states as the federal government leaves more control to the states and as California's population grows older.

Financial, economic and political factors will continue to have significant effects on the health of the California economy. Voter initiatives have a strong impact on the budget, and the budget process has difficulty reconciling spending needs with a low tolerance for taxes. The constitutional reform commission will present a final plan to address many of these issues in January, and California's credit condition is expected to improve at a fairly limited rate unless such a plan is adopted.

HAWAII

Hawaii has historically enjoyed a strong financial position. Past recessions in both the U.S. and Asia, however, adversely affected the state's tourism and construction industries, two of its largest industries, resulting in substantial reductions in economic growth and tax revenues. Economic recovery has been slow, creating financial pressures on the state's fiscal position.

Hawaii's debt levels are high and continue to grow, primarily due to the state's role in delivering services such as education and health care. Debt per capita is $4,150 and total debt service represents approximately 11% of the state's operating expenditures. While debt at the state level is high, overall debt is manageable as counties continue to have relatively low debt burdens.

During fiscal 1994, decreased growth and tax revenues resulted in a reduction of the state's general fund balance of approximately $25 million, although reserves remain strong at 8% of current expenditures. Over the next several years, fiscal pressures are expected to continue. By 1997, the general fund balance is projected to decline to 2.5% of the state's expenditures and spending cuts of more than $150 million will be required.

TENNESSEE

Tennessee has historically had a sound financial position, though as in many states, the recession has had a negative impact on revenues. Although the recession produced shortfalls in fiscal years 1991 and 1992, renewed economic growth, increased taxes, and cost controls in fiscal 1993 generated a $132 million general fund surplus and the rainy day revenue fluctuation fund was restored to $150 million from $75 million in 1992. For fiscal 1994, revenues growth continued and the Rainy Day Fund has reached $150 million and it is expected to remain at that level through the fiscal year ended 1995.

In January 1994, TennCare, the state's comprehensive health care program, was implemented. The program is designed to restructure the health care delivery system and extends benefits to the uninsured. It is anticipated that the state should be able to produce sizable savings and limit the growth of Medicaid spending. The state has received a waiver from the federal government to be free of the requirements of the Medicaid program. The 1995-1996 budget assumes no new revenues or taxes and includes reductions in state agency budget. Also included in the state's budget initiatives for fiscal 1995-1996 is continued implementation of the Education Improvement Act of 1992, which guarantees a basic level of service for all primary and secondary school students in the state under a Basic Education Program formula. A substantial portion of the capital outlay projects continue to be financed on a current basis. Funds from general obligation bonds have been used mostly for higher education and correctional facilities.

Tennessee's financial operations are considerably different than most other states because there is no state payroll income tax. This factor, together with the state's reliance on the sales tax for approximately 60% of general fund receipts, exposes total state tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could affect the state's ability to pay principal and interest in a timely manner.

Debt issuance is limited by statute, additional general obligation bonds may only be issued if pledged special revenues for the preceding fiscal year are at least 1.5 times the peak annual debt service requirements on both new and outstanding bonds. In 1994, the debt service limit was $326.2 million and the peak debt service was $102.4 million. Tennessee's outstanding general obligation indebtedness is $837 million. Overall debt remains low at $633 per capita.

WASHINGTON

During 1991, in response to economic softening, the state made downward revisions in its economic and revenue forecasts for the 1991-93 biennium, and enacted corresponding adjustments on the expenditure side of the budget. As a result of the adjustments, the 1991-93 biennium closed with an ending unreserved general fund balance of approximately $234 million, in addition to a $100 million balance in the budget stabilization fund (or "rainy day fund"). These balances have decreased from the beginning of the 1993-1995 biennium, when the unreserved fund balance and the rainy day fund stood at $468 million and $260 million, respectively.

The total 1993-95 biennial general fund budget was $16.3 billion, up 6% over the 1991-1993 biennium. On April 6, 1994, the governor signed a supplemental budget, which included $168 million of additional spending for various one-time items, including grants to local school districts. The state ended the 1993-1995 biennium with $455 million in the general fund.

In November 1993, voters approved Initiative 601, which will limit state spending increases to the average of the rate of inflation and population growth over the previous three years beginning with the 1995-1997 biennium. The impact of Initiative 601 is expected to be significant but manageable. Since July 1, 1995, tax increases require a two-thirds vote of the legislature but only up to the spending limit.


The total 1995-97 biennial general fund budget is $17.6 billion. The budget successfully closed a gap reflecting new expenditures of approximately $2 billion necessary to keep up with growth in education enrollment, prison populations, debt service and health care costs. The state addressed the $2 billion imbalance through a combination of expenditure reductions, program restructuring, and increases in revenue, which included an expansion of the sales tax base to include selected business services and an increase in the business and occupation tax rate. In May 1995, the governor signed a supplemental budget, which included revenue and expenditure adjustments and initiated limits to program growth in anticipation of the July 1, 1995 implementation of Initiative 601. Presently, Washington does not have an income tax and although from time to time one has been proposed, it was not seriously considered during the 1995-97 biennial budget debate.


State financial performance is anticipated to be remain positive despite continued reductions in operations at Boeing, whose employees represent about 4% of the state's employment and the 1995 implementation of Initiative 601. The state, in response to earlier Boeing reductions, promptly lowered its revenue forecasts and enacted a 1993-95 biennial budget aimed at enhancing reserve levels and bringing spending and revenue back into balance.

APPENDIX B -
DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

MUNICIPAL BONDS

MOODY'S INVESTORS SERVICE ("MOODY'S")

AAA: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CON. (-): Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis condition.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION ("S&P")

AAA: Municipal bonds rated AAA are highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior, but also, to some extent, economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

NOTE: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH'S INVESTORS SERVICES, INC. ("FITCH")

AAA BONDS: (highest quality) "the obligor has an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events."

AA BONDS: (high quality) "the obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue."

A BONDS: (good quality) "the obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings."

BBB BONDS: (satisfactory bonds) "the obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings."

MUNICIPAL NOTES

MOODY'S

Moody's ratings for state, municipal, and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER

MOODY'S

Moody's Commercial Paper ratings, which are also applicable to municipal paper investments permitted to be made by the Trust, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect on assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

FINANCIAL STATEMENTS








                     FRANKLIN MUNICIPAL SECURITIES TRUST
                        File Nos. 33-44132 & 811-6481


                                  FORM N-1A
                                    PART C
                              Other Information

Item 24   Financial Statements and Exhibits

      (a) Unaudited Financial Statements incorporated herein by reference to the Registrant's Semi-Annual Report to Shareholders dated November 30, 1995 as filed with the SEC on Form Type N-30D on January 26, 1996.

            (i)  Statement of Investments in Securities and Net Assets -
                  November 30, 1995 (unaudited).

            (ii) Statement of Assets and Liabilities - November 30, 1995
                  (unaudited).

            (iii)Statement of Operations - for the six months  ended
                  November 30, 1995 (unaudited).

            (iv) Statements of Changes in Net Assets - for the six months ended November 30, 1995 (unaudited) and the year ended May 31, 1995.

            (v)   Notes to Financial Statement

      (b) Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders, dated May 31, 1995 as filed with the SEC on Form Type N-30D on July 27, 1995.

            (i)  Report of Independent Auditors.

            (ii) Statement of Investments in Securities and Net Assets - May
                  31, 1995.

            (iii)Statement of Assets and Liabilities - May 31, 1995.

            (iv) Statement of Operations - for the year ended May 31, 1995.

            (v)  Statements of Changes in Net Assets - for the years ended
                  May 31, 1995 and May 31, 1994.

      (c)  Exhibits:

      The following exhibits, are incorporated by reference herewith, except exhibits 2(ii), 5(ii), 8(iii), 8(iv), 11(i), 15(v) and 18(i) which are attached.

      (1) copies of the charter as now in effect;

            (i)  Agreement and Declaration of Trust dated December 10, 1991
                  Filing: Post-Effective Amendment No. 7 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  July 31, 1995

            (ii) Certificate of Trust dated December 10, 1991
                  Filing: Post-Effective Amendment No. 7 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  July 31, 1995

            (iii)Certificate of Amendment to Certificate of Trust dated May
                  14, 1992
                  Filing: Post-Effective Amendment No. 7 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  July 31, 1995

      (2) copies of the existing By-Laws or instruments corresponding thereto;

            (i)  By-Laws of the Franklin Municipal Securities Trust
                  Filing: Post-Effective Amendment No. 7 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  July 31, 1995

            (ii) Amendment to the By-Laws dated April 19, 1994

      (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            N/A

      (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            N/A

      (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i)  Management Agreement between Registrant and Franklin
                  Advisers, Inc. dated February 26, 1992
                  Filing: Post-Effective Amendment No. 7 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  July 31, 1995

            (ii) Amendment to Management Agreement between Registrant and
                  Franklin Advisers, Inc. dated August 1, 1995

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i)  Amended and Restated Distribution Agreement between
                  Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                  Filing: Post-Effective Amendment No. 7 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  July 31, 1995

            (ii) Form of Dealer Agreement between Franklin/Templeton
                  Distributors, Inc. and securities dealers
                  Registrant: Franklin Federal Tax-Free Income Fund
                  Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                  File No.  2-75925
                  Filing Date:  March 28, 1995

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            N/A

      (8)  copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of renumeration;


            (i)  Custodian Agreement between Registrant and Bank of America
                  NT & SA
                  Filing: Post-Effective Amendment No. 54 to Registration on Form N-1A
                  File No. 2-12647
                  Filing Date:  February 27, 1995

            (ii) Custodian Agreements between Registrant and Citibank
                  Delaware:
                  1.  Citicash Management ACH Customer
                  Agreement
                  2.  Citibank Cash Management Services Master
                  Agreement
                  3.  Short Form Bank Agreement - Deposits and
                  Disbursements of Funds
                  Registrant:  Franklin Premier Return Fund
                  Filing: Post-Effective Amendment No. 54 to Registration on Form N-1A
                  File No. 2-12647
                  Filing Date:  February 27, 1995

                        (iii)Master Custody Agreement between Registrant and
                  Bank of New York dated February 16, 1996

                        (iv) Terminal Link Agreement between Registrant and
                  The Bank of New York dated February 16, 1996

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            N/A

      (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

            N/A

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

            (i)  Consent of Independent Auditors

      (12) all financial statements omitted from Item 23;

            N/A

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

            (i)  Letter of Understanding dated February 11, 1992 and March 6,
                  1992
                  Filing: Post-Effective Amendment No. 7 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  July 31, 1995

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            N/A

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i)  Amended and Restated Distribution Plan dated July 1, 1993 for Franklin Washington Municipal Bond Fund
                  Filing: Post-Effective Amendment No. 2 to Registration Statement of Registrant on Form N-1A
                  File No.  33-44132 & 811-6481
                  Filing Date:  March 3, 1993

            (ii) Amended and Restated Distribution Plan dated July 1, 1993 for Franklin Hawaii Municipal Bond Fund
                  Filing: Post-Effective Amendment No. 3 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  April 30, 1993

            (iii)Amended and Restated Distribution Plan dated July 1, 1993 for Franklin California High Yield Municipal Fund
                  Filing: Post-Effective Amendment No. 3 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  April 30, 1993

            (iv) Amended and Restated Distribution Plan dated May 10, 1994 for Franklin Arkansas Municipal Bond Fund and Franklin Tennessee Municipal Bond Fund
                  Filing: Post-Effective Amendment No. 5 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  March 11, 1994

            (v)  Form of Class II Distribution Plan pursuant to Rule 12b-1 on behalf of Franklin California High Yield Municipal Fund

      (16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

            (i)  Schedule for computation of performance quotation
                  Filing: Post-Effective Amendment No. 7 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  July 31, 1995

      (17) Power of Attorney

            (i)  Power of Attorney dated March 15, 1995
                  Filing: Post-Effective Amendment No. 7 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  July 31, 1995

            (ii) Certificate of Secretary dated March 15, 1995
                  Filing: Post-Effective Amendment No. 7 to Registration Statement of Registrant on Form N-1A
                  File No. 33-44132 & 811-6481
                  Filing Date:  July 31, 1995

      (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act.

            (i)  Form of Multiclass Plan

      (27) Financial Data Schedule Computation

             Not Applicable

Item 25  Persons Controlled by or under Common Control with Registrant

  None

Item 26  Number of Holders of Securities

  As of January 31, 1996 the number of record holders of each class of securities of the Registrant were as follows:

                                              Number of Recordholders
Title of Class                                Class I        Class II

Shares of Beneficial
Interest of Franklin Municipal
Securities Trust

Franklin Hawaii Municipal Bond Fund             972          n/a
Franklin California High Yield Municipal Fund 1,782          -0-
Franklin Washington Municipal Bond Fund         143          n/a
Franklin Arkansas Municipal Bond Fund           187          n/a
Franklin Tennessee Municipal Bond Fund          140          n/a

Item 27  Indemnification

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28  Business and Other Connections of Investment Adviser

   The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Group of Funds(R). In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the Investment Manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 29  Principal Underwriters

  a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of Franklin Gold Fund, Franklin Premier Return Fund, Franklin Equity Fund, AGE High Income Fund, Inc., Franklin Custodian Funds, Inc., Franklin Money Fund, Franklin California Tax-Free Income Fund, Inc., Franklin Federal Money Fund, Franklin Tax-Exempt Money Fund, Franklin New York Tax-Free Income Fund, Inc., Franklin Federal Tax-Free Income Fund, Franklin Tax-Free Trust, Franklin California Tax-Free Trust, Franklin New York Tax-Free Trust, Franklin Investors Securities Trust, Institutional Fiduciary Trust, Franklin Value Investors Trust, Franklin Tax-Advantaged International Bond Fund, Franklin Tax-Advantaged U.S. Government Securities Fund, Franklin Tax-Advantaged High Yield Securities Fund, Franklin Managed Trust, Franklin Strategic Series, Franklin International Trust, Franklin Real Estate Securities Trust, Franklin Templeton Global Trust, Franklin Templeton Money Fund Trust, Franklin Templeton Japan Fund, Templeton American Trust, Inc., Templeton Capital Accumulator Fund, Inc., Templeton Developing Markets Trust, Templeton Funds, Inc., Templeton Global Investment Trust, Templeton Global Opportunities Trust, Templeton Growth Fund, Inc., Templeton Income Trust, Templeton Institutional Funds, Inc., Templeton Real Estate Securities Fund, Templeton Smaller Companies Growth Fund, Inc., and Templeton Variable Products Series Fund.

  b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

  c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 30  Location of Accounts and Records

  The accounts, books or other documents required to be maintained by Section
   31 (a) of the Investment Company Act of 1940 are kept by the Trust or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA. 94404.

Item 31  Management Services

  There are no management-related service contracts not discussed in Part A or Part B.

Item 32  Undertakings

   (a) The Registrant hereby undertakes to comply with the information requirements in Item 5A of the Form N-1A by including the required information in the Trust's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.

  (b) The registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.



                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of February 1996.


                              FRANKLIN MUNICIPAL SECURITIES TRUST

                              By:  Rupert H. Johnson, Jr. *
                                   Rupert H. Johnson, Jr.
                                   President


     Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Rupert H. Johnson, Jr.*                 Trustee and Principal
Rupert H. Johnson                       Executive Officer
                                        Dated:  February 26, 1996

Martin L. Flanagan*                     Principal Financial Officer
Martin L. Flanagan                      Dated: February 26, 1996

Diomedes Loo-Tam*                       Principal Accounting Officer
Diomedes Loo-Tam                        Dated: February 26, 1996

Frank H. Abbott, III*                   Trustee
Frank H. Abbott, III                    Dated:  February 26, 1996

Harris J. Ashton*                       Trustee
Harris J. Ashton                        Dated:  February 26, 1996

Harmon E. Burns*                        Trustee
Harmon E. Burns                         Dated:  February 26, 1996

S. Joseph Fortunato*                    Trustee
S. Joseph Fortunato                     Dated:  February 26, 1996

David W. Garbellano*                    Trustee
David W. Garbellano                     Dated:  February 26, 1996

Charles B. Johnson *                    Trustee
Charles B. Johnson                      Dated:   February 26, 1996

Frank W. T. LaHaye*                     Trustee
Frank W. T. LaHaye                      Dated:  February 26, 1996

Gordon S. Macklin*                      Trustee
Gordon S. Macklin                       Dated:  February 26, 1996

Hayato Tanaka*                          Trustee
Hayato Tanaka                           Dated:  February 26, 1996



*By
    Larry L. Greene, Attorney-in-Fact
    (Pursuant to Powers of Attorney previously filed)